UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-07923

                                CNI CHARTER FUNDS
               (Exact name of registrant as specified in charter)

                                    --------


                             400 North Roxbury Drive
                             Beverly Hills, CA 90210
               (Address of principal executive offices) (Zip code)

                          SEI Investments Distributors
                             1 Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-888-889-0799

                   DATE OF FISCAL YEAR END: SEPTEMBER 30, 2006

                    DATE OF REPORTING PERIOD: MARCH 31, 2006

ITEM 1.   REPORTS TO STOCKHOLDERS.


     [LOGO OMITTED]
AMERICAN HOSPITAL
   ASSOCIATION

                                            CNI CHARTER FUNDS(SM) [LOGO OMITTED]

AHA INVESTMENT FUNDS

A SERIES OF CNI CHARTER FUNDS
--------------------------------------------------------------------------------
SEMI - ANNUAL REPORT - MARCH 31, 2006

--------------------------------------------------------------------------------
AHA Limited Maturity Fixed Income Fund

AHA Full Maturity Fixed Income Fund

AHA Balanced Fund

AHA Diversified Equity Fund

AHA Socially Responsible Equity Fund                     www.ahafunds.org

                                                         www.cnicharterfunds.com

AHA INVESTMENT FUNDS
--------------------------------------------------------------------------------
SHAREHOLDER LETTER
March 31, 2006

Dear Shareholder:

March 31st marks the first six months since the AHA Investment Funds' reorganization into the CNI Charter Funds, a $4 billion fund family. The successful completion of the reorganization was achieved with 90-100% of shares voting approval for each of the five AHA Investment Funds. As part of this combination we have adopted the CNI Charter Funds fiscal year end of September 30th and therefore are sending you this semi-annual report in fulfillment of our new mid-year communication.

Other significant events during the first half of our new fiscal year include adding two new fixed income managers. City National Asset Management, Inc. ("CNAM") was added as co-manager of the AHA Limited Maturity Fixed Income Fund. CNAM manages the short-term bond portfolio within the 1-5 year "limit" of the fund's guidelines. They were selected to complement Patterson Capital Corporation ("Patterson Capital"), manager of the fund since its inception in 1988, benchmarked against a 1-3 year benchmark. Patterson Capital generally maintains a portfolio with a conservative shorter "core" exposure. CNAM is the "alpha" or more proactive manager as they can move the average weighted duration of the fund longer or shorter as the economic environment requires, which is especially useful during periods when the Federal Reserve Bank ("Fed") is enacting a change in interest rates.

Boyd Watterson Asset Management ("BWAM") was added as the intermediate manager in the AHA Full Maturity Fixed Income Fund. BWAM was chosen to serve as a counterweight to the longer maturity manager, Baird Advisors. Here BWAM is the "alpha", or more aggressive manager of this pair, moving their duration strategically in a range of +/- 20% of the Lehman Intermediate Government/Credit Index, which enables BWAM to shift the fund's weighted average duration shorter in rising interest rate cycles and extend duration when rates fall. Baird by contrast is the "core" manager and generally maintains a portfolio duration that is very near the duration of the Lehman Aggregate Bond Index.

RESULTS FOR THE SIX MONTHS ENDED MARCH 31, 2006 (all returns represent Institutional Class Fund results).

AHA LIMITED MATURITY FIXED INCOME FUND
--------------------------------------

The total net return for this Fund was 0.89% vs. 0.99% for the following blended index return: 75% Merrill Lynch 1-3 year Treasury and 25% Lehman 1-5 year Government/Credit Indices, as CNAM began managing their portion of this fund October 1, 2005. In terms of credit quality the Fund does not invest in securities below "A" and over the six months the average weighted credit quality was "AA". Reflecting trends in the short term bond market in particular, which were initiated by the Federal Reserve Bank, the average market yield on the Fund rose from 4.50% on October 1st to 5.50% at March 31st.

AHA FULL MATURITY FIXED INCOME FUND
-----------------------------------

The six month total net return for this Fund was -0.18% vs 0.12% for its benchmark. During this period, the intermediate and longer maturity bond market finally started to register the effects of the Fed's interest rate increases with the Lehman Intermediate Government/Credit Index up only 0.12% and the Lehman Aggregate Bond Index off -0.05%. After two years of holding firm, rates at the ten year and longer maturities on the yield curve finally started to rise around October 2005, which led to underlying price decreases as the bond market adjusted to market and Fed forces (bond prices and yields move in opposite directions). There was a brief interest rate "inversion" in late 2005-early 2006, where short term yields were actually higher than long term, but that is not a normal yield curve and it corrected itself quickly. The Fund's average duration went from a defensive 3.5 years at October 1st with 10% in cash to 4.1 years and 1% cash by March 31st as the managers have come to believe that the Fed is near the end of its interest rate increases. While the lengthening the duration did lower overall returns in the period as shorter durations performed better, the reason for this move is the managers' strategy that it is expected to be favorable in the future to have a slightly longer duration as the bond market stabilizes closer to the end of the Fed cycle of hikes since inflation is not rising as quickly as was once feared and the overall economy continues to perform well.

The Fund overweighted agencies and mortgage-backed securities as rising interest rates have slowed down the rate of mortgage prepayments and they have a yield advantage over Treasuries, which were underweighted. The Fund was neutral to underweight in corporates as their yield advantage diminished.

AHA INVESTMENT FUNDS
--------------------------------------------------------------------------------
SHAREHOLDER LETTER (CONTINUED)
March 31, 2006

AHA BALANCED FUND
-----------------

This Fund provided a 4.84% net return for the half fiscal year vs. its benchmark's 3.96% return, which is comprised of 60% S&P 500 Index/30% Lehman Aggregate Bond Index/10% Merrill Lynch 3-Month U.S. Treasury Index. This Fund combines the equity management described in the AHA Diversified Equity Fund below and the Lehman Aggregate portfolio of the AHA Full Maturity Fund.

AHA DIVERSIFIED EQUITY FUND
---------------------------

For the half year the Fund's net return was 6.76% vs 6.38% for the S&P 500 Index. Sector holdings during this period that aided performance over the S&P 500 included concentrations in energy stocks, which benefited from rising prices, and financials, which were strong performers earlier in the half year. Also, avoiding utilities, which were depressed as their capital structure was negatively effected by rising interest rates, helped returns lead the index. However, being underweight in the telecommunications sector, which rose due to merger activity, and industrials, which rose with strong manufacturing and economic growth, dampened potential returns.

AHA SOCIALLY RESPONSIBLE EQUITY FUND
------------------------------------

In the last six months, this Fund has provided a net return of 5.22% compared to its benchmark, the Domini Social 400 Index, at 5.56%. This Fund's performance for the period was determined by concentrations in financials, consumer discretionary and utilities sectors, which lagged due to the impact of rising interest rates and their effect on consumer spending and the interest sensitive utility companies. Higher index weightings in energy, materials and industrials had a positive impact on the Fund as they benefited from rising prices for oil, gas, raw materials and the booming manufacturing sector.

The AHA Socially Responsible Fund follows guidelines which restrict holdings in alcohol, tobacco, gambling, abortion, weaponry and nuclear power. It also seeks holdings in companies which are involved in community relations, corporate governance, employee relations, environmental sustainability, human rights and product safety.

The AHA Investment Funds are able to enjoy the benefits of the CNI Charter Funds' platform and now have agreements with City National Bank, Diversified Investment Advisors and Wachovia Bank to provide investment account services. You can also visit us on two websites: www.ahafunds.org or www.cnicharterfunds.com.

Thank you for your confidence and trust,

Sincerely,

/s/ Timothy G. Solberg

Timothy G. Solberg, CFA
Chief Investment Officer
AHA Investment Funds, a series of the CNI Charter Funds

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

Opinions expressed above are subject to change, are not guaranteed, and should not be considered a recommendation to buy or sell any security. Please refer to the statement of net assets in the report for fund holdings. Portfolio holdings and sector allocations are subject to change.

The advisor has an agreement in place to waive fees. In the absence of such waivers, total return would be reduced.

Mutual Fund investing involves risk. Principal loss is possible.

CHANGING INTEREST RATES WILL ADVERSELY AFFECT THE VALUE OF AN INVESTMENT IN THE AHA LIMITED AND FULL MATURITY FUNDS.

The BARRA S&P 500 Index is a broad based unmanaged index of 500 stocks which is widely recognized as representative of the equity market in general. The Lehman Brothers Intermediate Government/Corporate Bond Index is a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and ten years. The Merrill Lynch 1 - 3 Treasury Year
Index is a market value weighted index of U.S. Treasury securities with maturities of 1 - 3 years.

This material must be preceded or accompanied by a current prospectus. Please read it carefully before you invest or send money.

Distributed by SEI Investments Distribution Co. (SIDCo).

AHA INVESTMENT FUNDS
--------------------------------------------------------------------------------
ADDITIONAL INFORMATION - EXPENSE EXAMPLES (UNAUDITED)
March 31, 2006

As a Class I shareholder of the AHA Limited Maturity Fund, the AHA Full Maturity Fund, the AHA Balanced Fund, the AHA Diversified Fund and the AHA Socially Responsible Fund (each a "Fund" and collectively, the "Funds"), you will incur ongoing costs, including management fees and other Fund expenses. As a Class A shareholder of the AHA Limited Maturity Fund, the AHA Full Maturity Fund, the AHA Diversified Fund and the AHA Socially Responsible Fund, you will incur ongoing costs and distribution fees. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 for the six months ended March 31, 2006.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. The Funds charge no sales load or transaction fees, but do assess shareholders of IRA accounts a $25.00 annual maintenance fee by Citigroup Fund Services, LLC (formerly, Forum Shareholder Services, LLC), the Funds' sub-transfer agent. To the extent the Funds invest in shares of other investment companies as part of their investment strategies, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest, in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example below. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions, related expenses and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which does not the represent the Funds' actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Ending account values and expenses paid during the period are based on a hypothetical 2.50% rate of return. The rate of return is considered before expenses are deducted from the Fund.

AHA LIMITED MATURITY - CLASS I       Beginning Account   Ending Account   Expenses Paid During Period(2)
                                       Value 10/01/05    Value 03/31/06        10/01/05 - 03/31/06
                                     -----------------   --------------   ------------------------------
Actual(1)                                $ 1,000.00        $ 1,008.90                 $ 3.76
Hypothetical                             $ 1,000.00        $ 1,021.19                 $ 3.78

(1) Ending account values and expenses paid during period are based on an actual 0.89% rate of return. The rate of return is considered after expenses are deducted from the Fund.

(2) Expenses are equal to the Fund's annualized expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six-month period).

AHA LIMITED MATURITY - CLASS A       Beginning Account   Ending Account   Expenses Paid During Period(2)
                                       Value 10/01/05    Value 03/31/06        10/01/05 - 03/31/06
                                     -----------------   --------------   ------------------------------
Actual(1)                                $ 1,000.00        $ 1,007.10                 $ 4.99
Hypothetical                             $ 1,000.00        $ 1,019.96                 $ 5.02

(1) Ending account values and expenses paid during period are based on an actual 0.71% rate of return. The rate of return is considered after expenses are deducted from the Fund.

(2) Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six-month period).

AHA INVESTMENT FUNDS
--------------------------------------------------------------------------------
ADDITIONAL INFORMATION - EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

March 31, 2006

AHA FULL MATURITY - CLASS I          Beginning Account   Ending Account   Expenses Paid During Period(2)
                                       Value 10/01/05    Value 03/31/06        10/01/05 - 03/31/06
                                     -----------------   --------------   ------------------------------
Actual(1)                                $ 1,000.00        $   998.20                 $ 3.99
Hypothetical                             $ 1,000.00        $ 1,020.94                 $ 4.03

(1) Ending account values and expenses are paid during period based on an actual (0.18)% rate of return. The rate of return is considered after expenses are deducted from the Fund.

(2) Expenses are equal to the Fund's annualized expense ratio of 0.80%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six-month period).

AHA FULL MATURITY - CLASS A          Beginning Account   Ending Account   Expenses Paid During Period(2)
                                       Value 10/01/05    Value 03/31/06        10/01/05 - 03/31/06
                                     -----------------   --------------   ------------------------------
Actual(1)                                $ 1,000.00        $   996.00                 $ 5.22
Hypothetical                             $ 1,000.00        $ 1,019.70                 $ 5.29

(1) Ending account values and expenses are paid during period based on an actual (0.40)% rate of return. The rate of return is considered after expenses are deducted from the Fund.

(2) Expenses are equal to the Fund's annualized expense ratio of 1.05%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six-month period).

AHA BALANCED - CLASS I               Beginning Account   Ending Account   Expenses Paid During Period(2)
                                       Value 10/01/05    Value 03/31/06        10/01/05 - 03/31/06
                                     -----------------   --------------   ------------------------------
Actual(1)                                $ 1,000.00        $ 1,048.40                 $ 5.11
Hypothetical                             $ 1,000.00        $ 1,019.95                 $ 5.04

(1) Ending account values and expenses are paid during period based on an actual 4.84% rate of return. The rate of return is considered after expenses are deducted from the Fund.

(2) Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six-month period).

AHA DIVERSIFIED - CLASS I            Beginning Account   Ending Account   Expenses Paid During Period(2)
                                       Value 10/01/05    Value 03/31/06        10/01/05 - 03/31/06
                                     -----------------   --------------   ------------------------------
Actual(1)                                $ 1,000.00        $ 1,067.60                 $ 5.21
Hypothetical                             $ 1,000.00        $ 1,019.89                 $ 5.09

(1) Ending account values and expenses are paid during period based on an actual 6.76% rate of return. The rate of return is considered after expenses are deducted from the Fund.

(2) Expenses are equal to the Fund's annualized expense ratio of 1.01%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six-month period).

AHA DIVERSIFIED - CLASS A            Beginning Account   Ending Account   Expenses Paid During Period(2)
                                       Value 10/01/05    Value 03/31/06        10/01/05 - 03/31/06
                                     -----------------   --------------   ------------------------------
Actual(1)                                $ 1,000.00        $ 1,066.20                 $ 6.49
Hypothetical                             $ 1,000.00        $ 1,018.65                 $ 6.34

(1) Ending account values and expenses are paid during period based on an actual 6.62% rate of return. The rate of return is considered after expenses are deducted from the Fund.

(2) Expenses are equal to the Fund's annualized expense ratio of 1.26%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six-month period).

AHA SOCIALLY RESPONSIBLE - CLASS I   Beginning Account   Ending Account   Expenses Paid During Period(2)
                                       Value 10/01/05    Value 03/31/06         10/01/05 - 03/31/06
                                     -----------------   --------------   ------------------------------
Actual(1)                                $ 1,000.00        $ 1,052.20                 $ 5.32
Hypothetical                             $ 1,000.00        $ 1,019.75                 $ 5.24

(1) Ending account values and expenses are paid during period based on an actual 5.22% rate of return. The rate of return is considered after expenses are deducted from the Fund.

(2) Expenses are equal to the Fund's annualized expense ratio of 1.04%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six-month period).

AHA SOCIALLY RESPONSIBLE - CLASS A   Beginning Account   Ending Account   Expenses Paid During Period(2)
                                       Value 10/01/05    Value 03/31/06         10/01/05 - 03/31/06
                                     -----------------   --------------   ------------------------------
Actual(1)                                $ 1,000.00        $ 1,050.30                 $ 6.63
Hypothetical                             $ 1,000.00        $ 1,018.46                 $ 6.53

(1) Ending account values and expenses are paid during period based on an actual 5.03% rate of return. The rate of return is considered after expenses are deducted from the Fund.

(2) Expenses are equal to the Fund's annualized expense ratio of 1.29%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect from the six month period).

AHA INVESTMENT FUNDS
--------------------------------------------------------------------------------
ASSET ALLOCATIONS* (UNAUDITED)
March 31, 2006

AHA LIMITED MATURITY FIXED INCOME FUND

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

--------------------------------------------------------------------------------
Corporate Bonds - 45.5%

U.S. Government Agency Obligations - 16.5%

U.S. Government Mortgage-Backed Obligations - 11.7%

Mortgage-Backed Securities - 9.2%

Asset-Backed Securities - 8.9%

U.S. Treasury Obligations - 7.1 %

Cash Equivalents - 1.1%
--------------------------------------------------------------------------------

AHA FULL MATURITY FIXED INCOME FUND

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

--------------------------------------------------------------------------------
Corporate Bonds - 32.1%

U.S. Government Mortgage-Backed Obligations - 21.8%

U.S. Treasury Obligations - 16.0%

U.S. Government Agency Obligations - 10.1%

Mortgage-Backed Securities - 5.9%

Asset-Backed Securities - 4.6%

Repurchase Agreement - 4.5%

Commercial Paper - 2.1%

Cash Equivalents - 1.9%

Foreign Government Bonds - 0.6%

Registered Investment Company - 0.3%

Municipal Bond - 0.1%
--------------------------------------------------------------------------------

* Percentages based on total investments.

AHA INVESTMENT FUNDS
--------------------------------------------------------------------------------
ASSET ALLOCATIONS* (UNAUDITED)
March 31, 2006

AHA BALANCED FUND

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

--------------------------------------------------------------------------------
Common Stock - 60.4%

U.S. Government Mortgage-Backed Obligations - 8.3%

Corporate Bonds - 7.4%

Mortgage-Backed Securities - 6.1%

U.S. Treasury Obligations - 5.2%

Repurchase Agreement - 4.5%

Cash Equivalents - 2.9%

Asset-Backed Securities - 2.2%

Commercial Paper - 2.1%

Foreign Government Bonds - 0.5%

Registered Investment Company - 0.3%

Municipal Bond - 0.1%
--------------------------------------------------------------------------------

AHA DIVERSIFIED EQUITY FUND

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

--------------------------------------------------------------------------------
Common Stock - 91.9%

Cash Equivalents - 5.2%

Repurchase Agreement - 1.9%

Commercial Paper - 0.9%

Registered Investment Company - 0.1%
--------------------------------------------------------------------------------

AHA SOCIALLY RESPONSIBLE EQUITY FUND

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

--------------------------------------------------------------------------------
Common Stock - 93.0%

Cash Equivalents - 4.3%

Repurchase Agreement - 1.8%

Commercial Paper - 0.8%

Registered Investment Company - 0.1%
--------------------------------------------------------------------------------

* Percentages based on total investments.

AHA LIMITED MATURITY FIXED INCOME FUND
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
March 31, 2006 (Unaudited)

Description                                    Face Amount (000)    Value (000)
--------------------------------------------------------------------------------

CORPORATE BONDS [45.2%]
      ALUMINUM [1.1%]
      Alcoa
         4.250%, 08/15/07                           $        800    $       788
      ==========================================================================
      BANKS [5.9%]
      Bank of America
         7.400%, 01/15/11                                    750            811
      Bank of New York, Ser E, MTN
         2.200%, 05/12/06                                    500            499
      JPMorgan Chase
         5.625%, 08/15/06                                    750            751
      Wachovia
         4.850%, 07/30/07                                  1,000            994
      Washington Mutual
         5.625%, 01/15/07                                  1,000          1,002
      --------------------------------------------------------------------------
      TOTAL BANKS                                                         4,057
      ==========================================================================
      BEAUTY PRODUCTS [1.1%]
      Procter & Gamble
         6.875%, 09/15/09                                    750            788
      ==========================================================================
      BUSINESS SERVICES [2.9%]
      Hewlett-Packard
         5.750%, 12/15/06                                    750            752
      International Business Machines
         6.450%, 08/01/07                                  1,200          1,218
      --------------------------------------------------------------------------
      TOTAL BUSINESS SERVICES                                             1,970
      ==========================================================================
      COMPUTER SYSTEM DESIGN & SERVICES [1.1%]
      IBM
         4.375%, 06/01/09                                    750            732
      ==========================================================================
      DIVERSIFIED MANUFACTURING [0.8%]
      Honeywell
         7.000%, 03/15/07                                    510            517
      ==========================================================================
      ENERGY [2.8%]
      FPL Group Capital
         6.125%, 05/15/07                                  1,925          1,940
      ==========================================================================
      FINANCIAL SERVICES [12.8%]
      Caterpillar Financial Services, Ser F, MTN
         3.625%, 11/15/07                                    795            775
      CIT Group
         5.750%, 09/25/07                                    700            704
      Countrywide Home Loan, Ser K, MTN
         5.625%, 05/15/07                                  1,000          1,003
         4.250%, 12/19/07                                    955            937
      General Electric Capital, Ser A, MTN
         5.000%, 06/15/07                                    750            748
      HSBC Finance
         5.750%, 01/30/07                                  1,855          1,863
      International Lease Finance
         5.625%, 06/01/07                                  1,000          1,000
      John Deere Capital
         3.875%, 03/07/07                                    820            810
      National Rural Utilities
         3.875%, 02/15/08                                    975            951
      --------------------------------------------------------------------------
      TOTAL FINANCIAL SERVICES                                            8,791
      ==========================================================================

Description                                    Face Amount (000)    Value (000)
--------------------------------------------------------------------------------

      INSURANCE [1.6%]
      United Health Group
         5.200%, 01/17/07                           $      1,130    $     1,130
      ==========================================================================
      INVESTMENT BANKER/BROKER DEALER [6.7%]
      Bear Stearns
         5.700%, 01/15/07                                    200            201
      Citigroup
         6.500%, 01/18/11                                    750            783
      Credit Suisse First Boston
         6.125%, 11/15/11                                    750            770
      Goldman Sachs Group
         6.650%, 05/15/09                                    750            777
      Lehman Brothers Holdings
         4.000%, 01/22/08                                    600            587
      Merrill Lynch
         6.000%, 02/17/09                                    750            763
      Morgan Stanley
         5.800%, 04/01/07                                    750            753
      --------------------------------------------------------------------------
      TOTAL INVESTMENT BANKER/BROKER DEALER                               4,634
      ==========================================================================
      RETAIL [4.3%]
      Target
         5.500%, 04/01/07                                  2,150          2,155
      Wal-Mart Stores
         6.875%, 08/10/09                                    750            786
      --------------------------------------------------------------------------
      TOTAL RETAIL                                                        2,941
      ==========================================================================
      TELEPHONES & TELECOMMUNICATIONS [4.1%]
      AT&T
         6.250%, 03/15/11                                    750            770
      Verizon Global Funding
         6.125%, 06/15/07                                  2,045          2,063
      --------------------------------------------------------------------------
      TOTAL TELEPHONES & TELECOMMUNICATIONS                               2,833
      ==========================================================================
            TOTAL CORPORATE BONDS
              (Cost $31,617)                                             31,121
            ====================================================================

U.S. GOVERNMENT AGENCY OBLIGATIONS [16.4%]
      FHLB
         5.020%, 11/07/08                                  1,500          1,492
         3.625%, 06/20/07                                  3,575          3,512
         2.750%, 03/14/08                                    850            814
      FHLMC
         2.375%, 02/15/07                                  1,460          1,426
      FNMA
         5.000%, 01/23/09                                  1,000            994
         3.250%, 01/15/08                                  1,300          1,260
         3.250%, 08/15/08                                    600            576
         3.000%, 08/15/07                                  1,220          1,186
      --------------------------------------------------------------------------
            TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
              (Cost $11,412)                                             11,260
            ====================================================================

                     See Notes to the Financial Statements.

AHA LIMITED MATURITY FIXED INCOME FUND
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
March 31, 2006 (Unaudited)

Description                                    Face Amount (000)    Value (000)
--------------------------------------------------------------------------------

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS [11.6%]
      FHLMC, Ser R003, Cl AG
         5.125%, 10/15/15                           $      1,167    $     1,151
      FHLMC, Ser R004, Cl Al
         5.125%, 12/15/13                                    525            520
      FNMA, Pool 541946
         7.500%, 07/01/30                                      1              1
      FNMA, Pool 584930
         7.500%, 05/01/31                                      2              2
      FNMA, Pool 837191
         5.000%, 12/01/20                                  2,978          2,905
      FNMA, Pool 837196
         5.500%, 02/01/21                                  2,988          2,971
      GNMA, Pool 864622
         4.500%, 06/20/35                                    472            464
      --------------------------------------------------------------------------
         TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
            (Cost $8,086)                                                 8,014
         =======================================================================
MORTGAGE-BACKED SECURITIES [9.2%]
      Banc of America Commercial Mortgage,
         Ser 2005-6, Cl A1
         5.001%, 09/10/47                                    988            980
      Bear Stearns Commercial Mortgage
         Securities, Ser 2001-TOP2, Cl A1
         6.080%, 02/15/35                                    676            681
      GE Capital Commercial Mortgage,
         Ser 2004-C2, Cl A1
         3.111%, 03/10/40                                  1,176          1,135
      GMAC Commercial Mortgage
         Securities, Ser 2004-C3, Cl A2
         3.950%, 12/10/41                                  1,075          1,046
      JPMorgan Commercial Mortgage,
         Ser 2005-IDP5 Cl A1
         5.035%, 12/15/44                                  1,001            993
      Morgan Stanley Capital Investments,
         Ser 2005-T17, Cl A2
         4.110%, 12/13/41                                    955            933
      Volkswagen Auto Loan Enhanced Trust,
         Ser 2005-1, Cl A3
         4.800%, 07/20/09                                    545            542
      --------------------------------------------------------------------------
         TOTAL MORTGAGE-BACKED SECURITIES
            (Cost $6,466)                                                 6,310
         =======================================================================
ASSET-BACKED SECURITIES [8.9%]
      BMW Vehicle Owner Trust,
         Ser 2005-A, Cl A3
         4.040%, 02/25/09                                  1,385          1,370
      Capital Auto Receivables Asset Trust,
         Ser 2004-2, Cl A3
         3.580%, 01/15/09                                    710            695

Description                             Face Amount (000)/Shares     Value (000)
--------------------------------------------------------------------------------

      Chase Manhattan Auto Owner Trust,
         Ser 2003-A, Cl A4
         2.060%, 12/15/09                           $        735    $       719
      Honda Auto Receivables Owner Trust,
         Ser 2002-4, Cl A4
         2.700%, 03/17/08                                    454            450
      Honda Auto Receivables Owner Trust,
         Ser 2004-3, Cl A4
         3.280%, 02/18/10                                    770            743
      Nissan Auto Receivables Owner Trust,
         Ser 2004-B, Cl A3
         3.350%, 05/15/08                                    740            732
      Nissan Auto Receivables Owner Trust,
         Ser 2005-A, Cl A4
         3.820%, 07/15/10                                    750            729
      Wells Fargo Financial Auto Owner Trust,
         Ser 2005-A, Cl A3
         4.090%, 01/15/10                                    680            670
      --------------------------------------------------------------------------
         TOTAL ASSET-BACKED SECURITIES
            (Cost $6,222)                                                 6,108
         =======================================================================

U.S. TREASURY OBLIGATIONS [7.0%]
      U.S. TREASURY NOTES
         4.625%, 02/29/08                                  1,100          1,095
         4.125%, 08/15/10                                  1,350          1,313
         3.875%, 01/15/09                                  2,297          2,405
      --------------------------------------------------------------------------
         TOTAL U.S. TREASURY OBLIGATIONS
            (Cost $4,879)                                                 4,813
         =======================================================================

CASH EQUIVALENTS [1.1%]
      Fidelity Institutional Domestic
         Money Market Portfolio, Cl I
         4.590% (A)                                      380,017            380
      Wachovia Institutional Trust, Cl I,
         4.630% (A)                                      380,017            380
      --------------------------------------------------------------------------
         TOTAL CASH EQUIVALENTS
            (Cost $760)                                                     760
         =======================================================================

         TOTAL INVESTMENTS [99.4%]
            (Cost $69,442)                                               68,386
         =======================================================================

                     See Notes to the Financial Statements.

AHA LIMITED MATURITY FIXED INCOME FUND
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
March 31, 2006 (Unaudited)

Description                                                         Value (000)
--------------------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES:
      Payable for Fund Shares Redeemed                              $      (116)
      Income Distribution Payable                                           (99)
      Investment Advisory Fees Payable                                      (12)
      Administration Fees Payable                                            (3)
      Directors' Fees Payable                                                (1)
      Distribution Fees Payable                                              (1)
      Other Assets and Liabilities, Net                                     666
      --------------------------------------------------------------------------

         OTHER ASSETS AND LIABILITIES [0.6%]                                434
         =======================================================================

      NET ASSETS -- 100.0%                                          $    68,820
      ==========================================================================
NET ASSETS:
      Paid-in-Capital
       (unlimited authorization -- $0.01 par value)                 $    71,688
      Accumulated net realized loss on investments                       (1,812)
      Net unrealized depreciation on investments                         (1,056)
      --------------------------------------------------------------------------
      NET ASSETS                                                    $    68,820
      ==========================================================================
      Net Asset Value, Offering and Redemption
         Price Per Share -- Institutional Class
         ($68,628,294 / 6,536,929 shares)                           $     10.50
      ==========================================================================
      Net Asset Value, Offering and Redemption
         Price Per Share -- Class A
         ($191,263 / 18,194 shares)                                 $     10.51
      ==========================================================================

(A) Rate shown is the 7-day effective yield as of March 31, 2006.
Cl -- Class
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
MTN -- Medium Term Note
Ser -- Series

                     See Notes to the Financial Statements.

AHA FULL MATURITY FIXED INCOME FUND
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
March 31, 2006 (Unaudited)

Description                                    Face Amount (000)    Value (000)
--------------------------------------------------------------------------------

CORPORATE BONDS [34.6%]
      ADVERTISING [0.6%]
      SBC Communications
         5.300%, 11/15/10                           $        200    $       197
      ==========================================================================
      AEROSPACE & DEFENSE [0.5%]
      Systems 2001 Asset Trust (A)
         6.664%, 09/15/13                                     62             65
      United Technologies
         4.375%, 05/01/10                                     80             77
      --------------------------------------------------------------------------
      TOTAL AEROSPACE & DEFENSE                                             142
      ==========================================================================
      AIRLINES [0.2%]
      Continental Airlines (A)
         6.800%, 07/02/07                                     59             56
      ==========================================================================
      AUTOMOTIVE [1.3%]
      Auburn Hills Trust
         12.375%, 05/01/20                                    55             80
      DaimlerChrysler NA Holdings,
         Ser D, MTN (B)
         5.360%, 09/10/07                                    180            181
      Ford Motor
         9.215%, 09/15/21                                    125            100
         5.880%, 03/21/07 (B)                                 10             10
      Nissan Motor Acceptance (A)
         4.625%, 03/08/10                                     40             38
      --------------------------------------------------------------------------
      TOTAL AUTOMOTIVE                                                      409
      ==========================================================================
      BANKS [3.4%]
      AmSouth Bancorporation
         6.750%, 11/01/25                                     75             79
      Bank of America
         10.200%, 07/15/15                                   100            131
      Bank One
         10.000%, 08/15/10                                    89            104
      Bankers Trust
         7.250%, 10/15/11                                     46             50
      Dime Capital Trust, Ser A
         9.330%, 05/06/27                                     50             54
      Dresdner Bank - New York
         7.250%, 09/15/15                                    150            166
      HSBC Holding
         7.500%, 07/15/09                                    200            212
      Santander Central Hispano
         7.625%, 09/14/10                                    100            108
      Wachovia (B)
         6.300%, 04/15/28                                    150            153
      --------------------------------------------------------------------------
      TOTAL BANKS                                                         1,057
      ==========================================================================
      BUILDING & CONSTRUCTION [0.2%]
      Hanson Australia Funding
         5.250%, 03/15/13                                     75             72
      ==========================================================================
      BUSINESS SERVICES [0.5%]
      Hewlett-Packard
         5.750%, 12/15/06                                    150            150
      ==========================================================================

Description                                    Face Amount (000)    Value (000)
--------------------------------------------------------------------------------

      CABLE/MEDIA [0.3%]
      TCI Communications
         7.875%, 08/01/13                           $         75    $        82
      ==========================================================================
      CHEMICALS [0.1%]
      Dow Chemical
         5.750%, 12/15/08                                     40             41
      ==========================================================================
      COMMERCIAL BANKS [0.9%]
      Citigroup
         3.625%, 02/09/09                                    300            287
      ==========================================================================
      COMPUTER SYSTEM DESIGN & SERVICES [1.0%]
      IBM
         4.375%, 06/01/09                                    300            293
      ==========================================================================
      DIVERSIFIED OPERATIONS [1.1%]
      Hutchison Whamp International (A)
         5.450%, 11/24/10                                    150            148
      Wharf International Finance
         7.625%, 03/13/07                                    175            179
      --------------------------------------------------------------------------
      TOTAL DIVERSIFIED OPERATIONS                                          327
      ==========================================================================
      DRUGS [1.0%]
      Bristol-Myers Squibb
         5.750%, 10/01/11                                    300            303
      ==========================================================================
      ELECTRICAL SERVICES [0.3%]
      Public Service Company of Colorado
         4.375%, 10/01/08                                    100             98
      ==========================================================================
      ELECTRICAL TECHNOLOGY [1.0%]
      Caterpillar Financial Services
         4.875%, 06/15/07                                    300            299
      ==========================================================================
      ENERGY [2.5%]
      Appalachian Power, Ser G
         3.600%, 05/15/08                                     50             48
      Carolina Power & Light
         5.150%, 04/01/15                                     80             77
      Exelon
         5.625%, 06/15/35                                     75             68
      Korea Electric Power
         7.750%, 04/01/13                                     95            106
         6.750%, 08/01/27                                     75             80
      Pacific Gas & Electric
         6.050%, 03/01/34                                     25             25
      PPL Energy Supply, Ser A
         5.700%, 10/15/15                                     75             73
      PSI Energy
         7.850%, 10/15/07                                    125            129
      Texas Utilities Holdings
         6.375%, 06/15/06                                     80             80
      United Utilities
         6.450%, 04/01/08                                     70             71
      --------------------------------------------------------------------------
      TOTAL ENERGY                                                          757
      ==========================================================================

                     See Notes to the Financial Statements.

AHA FULL MATURITY FIXED INCOME FUND
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
March 31, 2006 (Unaudited)

Description                                    Face Amount (000)    Value (000)
--------------------------------------------------------------------------------

      FINANCIAL SERVICES [7.5%]
      American Express Credit
         3.000%, 05/16/08                           $        300    $       286
      American General Finance
         8.450%, 10/15/09                                    100            109
      Amvescap
         5.900%, 01/15/07                                     50             50
      Associates NA, Ser A
         7.950%, 02/15/10                                     75             81
      Bear Stearns
         7.625%, 12/07/09                                    250            268
      Caterpillar Financial Services,
         Ser F, MTN
         3.450%, 01/15/09                                     50             48
      CIT Group
         3.375%, 04/01/09                                     75             71
      Countrywide Financial (B)
         4.960%, 05/05/08                                     90             90
      Devon Financing
         6.875%, 09/30/11                                     80             85
      General Electric Capital,
         Ser A, MTN
         6.000%, 06/15/12                                     75             77
         5.000%, 06/15/07                                    300            299
      HSBC Finance
         5.750%, 01/30/07                                     75             75
         5.000%, 06/30/15                                     75             71
      Lehman Brothers Holdings
         6.625%, 01/18/12                                    300            316
      National Rural Utilities
         3.875%, 02/15/08                                     50             49
      Nisource Finance
         7.875%, 11/15/10                                     75             81
      Residential Capital (B)
         6.335%, 06/29/07                                     90             91
      Telecome Italia Capital
         4.000%, 01/15/10                                    160            150
      --------------------------------------------------------------------------
      TOTAL FINANCIAL SERVICES                                            2,297
      ==========================================================================
      FOOD, BEVERAGE & TOBACCO [1.6%]
      E.I. Du Pont de Nemours
         4.125%, 04/30/10                                    250            238
      Kraft Foods
         6.250%, 06/01/12                                    150            155
         5.625%, 11/01/11                                     40             40
      Pepsi Bottling Holdings (A)
         5.625%, 02/17/09                                     50             50
      --------------------------------------------------------------------------
      TOTAL FOOD, BEVERAGE & TOBACCO                                        483
      ==========================================================================
      INSURANCE [0.7%]
      ACE INA Holdings
         8.300%, 08/15/06                                     60             60
      Protective Life
         4.300%, 06/01/13                                    100             93
      Wellpoint
         3.750%, 12/14/07                                     50             49
      --------------------------------------------------------------------------
      TOTAL INSURANCE                                                       202
      ==========================================================================

Description                                    Face Amount (000)    Value (000)
--------------------------------------------------------------------------------

      INVESTMENT BANKER/BROKER DEALER [2.3%]
      Bear Stearns, Ser B, MTN
         4.550%, 06/23/10                           $         50    $        48
      Citigroup
         4.125%, 02/22/10                                     80             77
      Credit Suisse First Boston
         6.125%, 11/15/11                                     50             51
      Dryden Investor Trust (A)
         7.157%, 07/23/08                                     72             73
      Goldman Sachs Group
         5.265%, 06/28/10                                    100            101
         5.150%, 01/15/14                                     75             72
      Merrill Lynch, Ser C, MTN(B)
         4.930%, 02/05/10                                     70             70
      Morgan Stanley (B)
         4.880%, 01/15/10                                    140            141
         4.750%, 04/01/14                                     75             70
      --------------------------------------------------------------------------
      TOTAL INVESTMENT BANKER/BROKER DEALER                                 703
      ==========================================================================
      MANUFACTURING [0.7%]
      General Electric
         5.000%, 02/01/13                                    150            146
      Tyco International Group
         6.375%, 10/15/11                                     75             77
      --------------------------------------------------------------------------
      TOTAL MANUFACTURING                                                   223
      ==========================================================================
      METALS [0.5%]
      Alcoa
         6.500%, 06/01/11                                    150            157
      ==========================================================================
      MORTGAGE FINANCE [0.2%]
      Residential Capital
         6.000%, 02/22/11                                     75             74
      ==========================================================================
      MULTI-MEDIA [0.9%]
      Time Warner
         9.125%, 01/15/13                                     50             58
      Viacom
         7.700%, 07/30/10                                     75             80
      Walt Disney
         6.375%, 03/01/12                                    150            156
      --------------------------------------------------------------------------
      TOTAL MULTI-MEDIA                                                     294
      ==========================================================================
      PERSONAL CREDIT INSTITUTIONS [0.3%]
      Household Finance
         6.375%, 10/15/11                                    100            104
      ==========================================================================
      PETROLEUM & FUEL PRODUCTS [0.8%]
      Anadarko Finance, Ser B
         6.750%, 05/01/11                                     80             84
      Cooper Cameron
         2.650%, 04/15/07                                    100             97
      Pemex Project Funding Master Trust
         9.125%, 10/13/10                                     50             56
      --------------------------------------------------------------------------
      TOTAL PETROLEUM & FUEL PRODUCTS                                       237
      ==========================================================================

                     See Notes to the Financial Statements.

AHA FULL MATURITY FIXED INCOME FUND
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
March 31, 2006 (Unaudited)

Description                                    Face Amount (000)    Value (000)
--------------------------------------------------------------------------------

      RETAIL [0.6%]
      Lowe's
         5.000%, 10/15/15                           $        150    $       145
      Target
         5.400%, 10/01/08                                     50             50
      --------------------------------------------------------------------------
      TOTAL RETAIL                                                          195
      ==========================================================================
      SECURITY BROKERS & DEALERS [0.7%]
      Goldman Sachs Group
         6.600%, 01/15/12                                    200            210
      ==========================================================================
      TELEPHONES & TELECOMMUNICATIONS [2.4%]
      British Telecommunications
         8.875%, 12/15/30                                    100            128
         8.375%, 12/15/10 (C)                                 60             67
      Deutsche Telekom International Finance
         8.750%, 06/15/30                                     75             90
      France Telecom
         7.750%, 03/01/11                                     50             54
      New Cingular Wireless Services
         8.750%, 03/01/31                                     25             32
      Royal KPN
         8.000%, 10/01/10                                     10             11
      Sprint Capital
         7.625%, 01/30/11                                     75             81
         4.780%, 08/17/06 (C)                                150            150
      Verizon Global Funding
         4.000%, 01/15/08                                    100             97
      --------------------------------------------------------------------------
      TOTAL TELEPHONES & TELECOMMUNICATIONS                                 710
      ==========================================================================
      TRANSPORTATION SERVICES [0.5%]
      FedEx
         9.650%, 06/15/12                                    125            150
      ==========================================================================
            TOTAL CORPORATE BONDS
               (Cost $10,735)                                            10,609
            ====================================================================

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS [23.6%]
      FHLMC REMIC, Ser 2720, Cl JB
         5.000%, 12/15/16                                    150            147
      FHLMC REMIC, Ser R001, Cl AE
         4.375%, 04/15/15                                    203            198
      FHLMC REMIC, Ser R003, Cl VA
         5.500%, 08/15/16                                    194            193
      FHLMC, Pool 160098
         10.500%, 01/01/10                                     6              6
      FHLMC, Pool 1B2550
         5.311%, 02/01/36                                    300            298
      FHLMC, Pool 1B2677 (B)
         4.096%, 01/01/35                                     51             49
      FHLMC, Pool 1B2683 (B)
         4.078%, 01/01/35                                     28             28
      FHLMC, Pool 1B2692 (B)
         4.468%, 12/01/34                                     78             76
      FHLMC, Pool C00760
         6.500%, 05/01/29                                     31             32

Description                                    Face Amount (000)    Value (000)
--------------------------------------------------------------------------------

      FHLMC, Pool C00785
         6.500%, 06/01/29                           $        119    $       122
      FHLMC, Pool C20300
         6.500%, 01/01/29                                     22             22
      FHLMC, Pool E01251
         5.500%, 11/01/17                                     95             94
      FHLMC, Pool E01280
         5.000%, 12/01/17                                     77             75
      FHLMC, Pool G11723
         5.500%, 07/01/20                                    265            264
      FHLMC, Ser 2141, Cl N
         5.550%, 11/15/27                                     46             46
      FHLMC, Ser 2531, Cl N
         4.000%, 07/15/27                                     22             22
      FHLMC, Ser 2533, Cl PC
         5.000%, 10/15/17                                    107            107
      FHLMC, Ser 2539, Cl QB
         5.000%, 09/15/15                                    159            158
      FHLMC, Ser 2544, Cl QB
         5.000%, 09/15/15                                    133            132
      FHLMC, Ser 2567, Cl OD
         5.000%, 08/15/15                                    125            124
      FHLMC, Ser 2804, Cl VC
         5.000%, 07/15/21                                    186            179
      FHLMC, Ser 2835, Cl VK
         5.500%, 11/15/12                                    126            126
      FNMA
         7.250%, 01/15/10                                  1,300          1,393
      FNMA, Pool 252570
         6.500%, 07/01/29                                     43             45
      FNMA, Pool 253183
         7.500%, 04/01/30                                      3              3
      FNMA, Pool 253398
         8.000%, 08/01/30                                     15             16
      FNMA, Pool 254088
         5.500%, 12/01/16                                     81             80
      FNMA, Pool 254509
         5.000%, 10/01/17                                     84             82
      FNMA, Pool 254510
         5.000%, 11/01/17                                    100             98
      FNMA, Pool 254545
         5.000%, 12/01/17                                     64             63
      FNMA, Pool 254589
         5.500%, 01/01/23                                    164            161
      FNMA, Pool 254685
         5.000%, 04/01/18                                    145            141
      FNMA, Pool 254949
         5.000%, 11/01/33                                    107            103
      FNMA, Pool 254953
         5.000%, 11/01/18                                     78             76
      FNMA, Pool 303168
         9.500%, 02/01/25                                     12             13
      FNMA, Pool 725773
         5.500%, 09/01/34                                    253            247
      FNMA, Pool 735060
         6.000%, 11/01/34                                    158            158

                     See Notes to the Financial Statements.

AHA FULL MATURITY FIXED INCOME FUND
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
March 31, 2006 (Unaudited)

Description                                    Face Amount (000)    Value (000)
--------------------------------------------------------------------------------

      FNMA, Pool 735228
         5.500%, 02/01/35                           $        123    $       121
      FNMA, Pool 827223 (B)
         4.778%, 04/01/35                                    255            251
      FNMA, Pool 835744
         5.000%, 09/01/35                                    591            562
      FNMA, Ser 1991, Cl 86
         6.500%, 07/25/21                                     71             71
      FNMA, Ser 1992, Cl 136
         6.000%, 08/25/22                                     56             56
      FNMA, Ser 1998, Cl 66
         6.000%, 12/25/28                                     26             26
      FNMA, Ser 2002, Cl 70
         5.000%, 04/25/15                                     38             38
      FNMA, Ser 2002, Cl 95
         5.000%, 07/25/26                                     89             88
      FNMA, Ser 2003, Cl 16
         5.000%, 10/25/15                                    150            148
      FNMA, Ser 2003, Cl 18
         5.000%, 03/25/16                                    150            149
      FNMA, Ser 2003, Cl 31
         4.500%, 12/25/28                                    154            152
      FNMA, Ser 2003, Cl 44
         3.750%, 05/25/33                                     29             27
      GNMA, Pool 479168
         8.000%, 02/15/30                                     38             41
      GNMA, Pool 780315
         9.500%, 12/15/17                                     24             26
      GNMA, Ser 2004, Cl 78
         4.658%, 04/16/29                                    150            143
      GNMA, TBA
         3.727%, 04/16/36                                    150            144
      --------------------------------------------------------------------------
            TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
               (Cost $7,390)                                              7,220
            ====================================================================

U.S. TREASURY OBLIGATIONS [17.2%]
      U.S. Treasury Bonds
         9.875%, 11/15/15                                    225            310
         9.250%, 02/15/16                                    450            601
         9.125%, 05/15/18                                    100            137
         6.250%, 08/15/23 (D)                              1,475          1,673
      U.S. Treasury Notes
         6.000%, 08/15/09                                     90             93
         5.750%, 08/15/10                                     95             98
         4.500%, 02/15/09                                    400            396
         4.500%, 11/15/15                                    650            631
         4.375%, 12/15/10                                    600            589
         3.750%, 05/15/08                                    150            147
         3.500%, 02/15/10 (D)                                580            553
         3.375%, 10/15/09                                     50             48
      --------------------------------------------------------------------------
            TOTAL U.S. TREASURY OBLIGATIONS
               (Cost $5,307)                                              5,276
            ====================================================================

Description                                    Face Amount (000)    Value (000)
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS [10.9%]
      FAMC, MTN
         4.250%, 07/29/08                           $         20    $        20
      FFCB
         4.875%, 04/04/12                                    200            197
         4.875%, 12/16/15                                    300            292
      FHLB
         4.875%, 05/15/07                                    200            199
         3.250%, 12/17/07                                    450            437
      FHLMC
         5.875%, 03/21/11                                    150            153
         5.125%, 10/15/08                                    200            200
         5.000%, 07/15/14                                    110            109
         4.375%, 07/17/15                                    325            306
         4.250%, 02/28/07                                    120            119
      FNMA
         6.625%, 09/15/09                                    300            314
         5.375%, 11/15/11                                    450            454
         4.625%, 05/01/13                                    200            190
         4.000%, 09/02/08                                    300            292
         3.000%, 04/26/19 (C)                                 70             70
      --------------------------------------------------------------------------
            TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
               (Cost $3,409)                                              3,352
            ====================================================================

MORTGAGE-BACKED SECURITIES [6.4%]
      Asset Securitization,
         Ser 1996-D2, Cl A1
         6.920%, 02/14/29                                     26             26
      Banc of America Alternative Loan Trust,
         Ser 2005-4, Cl CB11
         5.500%, 05/25/35                                    176            174
      Banc of America Alternative Loan Trust,
         Ser 2005-6, Cl 7A1
         5.500%, 07/25/20                                    133            132
      Banc of America Alternative Loan Trust,
         Ser 2005-9, Cl 1CB3
         5.500%, 10/25/35                                    143            141
      Banc of America Alternative Loan Trust,
         Series 2004-2, Class 5A1
         5.500%, 03/25/19                                    169            167
      Chase Mortgage Finance,
         Ser 2003-S13, Cl A11
         5.500%, 11/25/33                                    125            123
      Countrywide Home Loans,
         Ser 2004-20, Cl 2A1 (B)
         5.879%, 09/25/34                                     55             57
      Deutsche Mortgage Securities,
         Ser 2004-4, Cl 1A3
         4.940%, 04/25/34                                     90             89
      FPL Group Capital
         4.086%, 02/16/07                                    150            148
      GE Capital Commercial Mortgage,
         Ser 2002-3A, Cl A2
         4.996%, 12/10/37                                    150            147

                     See Notes to the Financial Statements.

AHA FULL MATURITY FIXED INCOME FUND
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
March 31, 2006 (Unaudited)

Description                                    Face Amount (000)    Value (000)
--------------------------------------------------------------------------------

      GMAC Commercial Mortgage Securities,
         Ser 2003-C1, Cl A2
         4.079%, 05/10/36                           $        125    $       115
      GMAC Mortgage Corporation Loan Trust,
         Ser 2004-GH1, Cl A6
         4.810%, 07/25/35                                    150            148
      GMAC Mortgage Corporation Loan Trust,
         Ser 2004-J4, Cl A2
         5.500%, 08/25/14                                    131            129
      RAAC, Ser 2004-SP1, Cl AI4
         5.285%, 08/25/27                                    150            146
      Residential Accredit Loans,
         Ser 2004-QS5, Cl A5
         4.750%, 04/25/34                                     67             66
      Residential Accredit Loans,
         Ser 2004-QS6, Cl A1
         5.000%, 05/25/19                                    111            108
      Wachovia Bank Commercial Mortgage,
         Ser 2003-C3, Cl A2
         4.867%, 02/15/35                                     50             48
      --------------------------------------------------------------------------
            TOTAL MORTGAGE-BACKED SECURITIES
               (Cost $2,017)                                              1,964
            ====================================================================

ASSET-BACKED SECURITIES [5.0%]
      CitiFinancial Mortgage Securities,
         Ser 2004-1, Cl AF2 (C)
         2.645%, 04/25/34                                    150            145
      Cityscape Home Equity Loan Trust,
         Ser 1997-C, Cl A4 (C)
         7.000%, 07/25/28                                     22             22
      Contimortgage Home Equity Loan
         Trust, Ser 1997-2, Cl A9
         7.090%, 04/15/28                                     18             18
      Fairbanks Capital Mortgage,
         Ser 1991-1, Cl A
         5.418%, 05/25/28                                     56             56
      Green Tree Financial,
         Ser 1997-7, Cl A6
         6.760%, 07/15/29                                    161            163
      Green Tree Home Improvement Loan
         Trust, Ser 1996-D, Cl HEM2
         8.300%, 09/15/27                                     60             60
      GSAA Home Equity Trust,
         Ser 2005-1, Cl AF2
         4.316%, 11/25/34                                    150            146
      IMC Home Equity Loan Trust,
         Ser 1997-5, Cl A10
         6.880%, 11/20/28                                     31             31
      New Century Home Equity Loan Trust,
         Ser 2003-5, Cl AI3
         3.560%, 11/25/33                                     59             59

Description                             Face Amount (000)/Shares    Value (000)
--------------------------------------------------------------------------------

      Renaissance Home Equity Loan Trust,
         Ser 2005-3, Cl AF2 (C)
         4.723%, 11/25/35 $                         $        150    $       148
      Residential Asset Mortgage Products,
         Ser 2003-RS7, Cl AI3
         3.680%, 09/25/27                                      2              2
      Residential Asset Securities,
         Ser 2002-RS3, Cl AI5
         5.572%, 06/25/32                                    128            127
      Residential Asset Securities,
         Ser 2003-KS5, Cl AI6
         3.620%, 07/25/33                                    200            193
      Residential Asset Securities,
         Ser 2003-KS11, Cl AI3
         3.320%, 02/25/29                                     63             63
      Residential Asset Securities,
         Ser 2004-KS2, Cl AI3
         3.020%, 05/25/29                                    100             99
      Residential Asset Securities,
         Ser 2004-KS5, Cl AI3
         4.030%, 04/25/30                                    150            148
      UCFC Home Equity Loan,
         Ser 1998-C, Cl A7
         5.935%, 01/15/30                                     55             55
      --------------------------------------------------------------------------
            TOTAL ASSET-BACKED SECURITIES
               (Cost $1,548)                                              1,535
            ====================================================================

FOREIGN GOVERNMENT BONDS [0.6%]
      National Bank of Hungary
         8.875%, 11/01/13                                     75             89
      Republic of Italy
         4.375%, 10/25/06                                     40             40
      United Mexican States
         9.875%, 02/01/10                                     50             57
      --------------------------------------------------------------------------
            TOTAL FOREIGN GOVERNMENT BONDS
               (Cost $178)                                                  186
            ====================================================================

MUNICIPAL BOND [0.1%]
      LOUISIANA [0.1%]
      Louisiana State, Tobacco Settlement
         Financing Authority, Ser 2001A
         6.360%, 05/15/25                                     43             43
      --------------------------------------------------------------------------
            TOTAL MUNICIPAL BOND
               (Cost $43)                                                    43
            ====================================================================

                     See Notes to the Financial Statements.

AHA FULL MATURITY FIXED INCOME FUND
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
March 31, 2006 (Unaudited)

Description                             Face Amount (000)/Shares    Value (000)
--------------------------------------------------------------------------------

COMMERCIAL PAPER [2.3%]
      Fenway Funding (E) (G)
         4.950%, 04/03/06                           $        705    $       705
      --------------------------------------------------------------------------
            TOTAL COMMERCIAL PAPER
               (Cost $705)                                                  705
            ====================================================================

REPURCHASE AGREEMENT [4.9%]
      Credit Suisse First Boston (E)
         4.930% dated 03/31/06, matures
         on 04/03/06, repurchase price
         $1,515,466 (collateralized by various
         corporate obligations, ranging in par
         value $47,000 to $500,000, 4.750%
         to 9.650%, 08/01/08 to 07/15/48,
         total market value $1,533,074)                    1,500          1,500
      --------------------------------------------------------------------------
            TOTAL REPURCHASE AGREEMENT
               (Cost $1,500)                                              1,500
            ====================================================================

CASH EQUIVALENTS [2.3%]
      AIM Short-Term Investment
         Company, Liquid Assets
         Portfolio (E)                                    99,675            100
      Fidelity Institutional Domestic
         Money Market Portfolio, Cl I,
         4.590% (F)                                      307,698            308
      Wachovia Institutional Trust,
         Cl I, 4.630% (F)                                307,698            308
      --------------------------------------------------------------------------
            TOTAL CASH EQUIVALENTS
               (Cost $716)                                                  716
            ====================================================================

            TOTAL INVESTMENTS [107.9%]
               (Cost $33,548)                                            33,106
            ====================================================================

OTHER ASSETS AND LIABILITIES:
      Payable upon Return of Securities Loaned                           (2,305)
      Payable for Investment Securities purchased                        (1,016)
      Income Distribution Payable                                           (73)
      Investment Advisory Fees Payable                                      (11)
      Distribution Fees Payable                                              (5)
      Administration Fees Payable                                            (1)
      Other Assets and Liabilities, Net                                     981
      --------------------------------------------------------------------------

            OTHER ASSETS AND LIABILITIES [ -7.9%]                        (2,430)
            ====================================================================

      NET ASSETS -- 100.0%                                          $    30,676
      ==========================================================================
NET ASSETS:
      Paid-in-Capital
            (unlimited authorization -- $0.01 par value)            $    31,314
      Accumulated net realized loss on investments                         (196)
      Net unrealized depreciation on investments                           (442)
      --------------------------------------------------------------------------
      NET ASSETS                                                    $    30,676
      ==========================================================================

Description                                                               Value
--------------------------------------------------------------------------------

      Net Asset Value, Offering and Redemption
         Price Per Share -- Institutional Class
         ($30,539,621 / 3,035,716 shares)                           $     10.06
      ==========================================================================
      Net Asset Value, Offering and Redemption
         Price Per Share -- Class A
         ($136,399 / 13,554 shares)                                 $     10.06
      ==========================================================================

(A) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."
(B) Floating Rate Security-- The rate reflected on the Statement of Net Assets is the rate in effect on March 31, 2006.
(C) Step Bond -- The rate reflected on the Statement of Net Assets is the effective yield on March 31, 2006. The coupon on a step bond changes on a specific date.
(D) This security or a partial position of this security is on loan at March 31, 2006. The total value of securities on loan at March 31, 2006 was $2,225,761. See note 8 in Notes to Financial Statements.
(E) This security was purchased with cash collateral received from securities lending. The total value of such securities at March 31, 2006 was $2,304,778. See note 8 in Notes to Financial Statements.
(F)   Rate shown is the 7-day effective yield as of March 31, 2006.
(G)   Rate shown is the 1-day effective yield as of March 31, 2006.
Cl -- Class
FAMC -- Federal Agricultural Mortgage Corporation
FFCB -- Federal Farm Credit Bank
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
MTN -- Medium Term Note
NA -- National Association
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series
TBA -- To Be Announced

                     See Notes to the Financial Statements.

AHA BALANCED FUND
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
March 31, 2006 (Unaudited)

Description                                               Shares    Value (000)
--------------------------------------------------------------------------------

COMMON STOCK [64.9%]
      ADVERTISING [1.4%]
      WPP Group, ADR                                       4,200    $       252
      ==========================================================================
      AEROSPACE & DEFENSE [0.8%]
      Boeing                                                 700             55
      Lockheed Martin                                        300             22
      Northrop Grumman                                       100              7
      United Technologies                                    900             52
      --------------------------------------------------------------------------
      TOTAL AEROSPACE & DEFENSE                                             136
      ==========================================================================
      APPAREL/TEXTILES [1.0%]
      Jones Apparel Group                                  4,600            163
      VF                                                     300             17
      --------------------------------------------------------------------------
      TOTAL APPAREL/TEXTILES                                                180
      ==========================================================================
      AUTOMOTIVE [0.1%]
      Autozone *                                             100             10
      Ford Motor                                             500              4
      --------------------------------------------------------------------------
      TOTAL AUTOMOTIVE                                                       14
      ==========================================================================
      BANKS [5.2%]
      Bank of America                                      7,600            346
      JPMorgan Chase                                         100              4
      US Bancorp                                           7,100            217
      Wachovia                                             1,200             67
      Washington Mutual                                    5,360            229
      Wells Fargo                                          1,100             70
      --------------------------------------------------------------------------
      TOTAL BANKS                                                           933
      ==========================================================================
      BIOTECHNOLOGY [0.5%]
      Amgen *                                                800             58
      Gilead Sciences *                                      300             19
      Millipore *                                            100              7
      --------------------------------------------------------------------------
      TOTAL BIOTECHNOLOGY                                                    84
      ==========================================================================
      BROADCASTING & CABLE [1.5%]
      Alcatel, ADR (A)                                    10,800            166
      Cisco Systems *                                      1,400             30
      Freescale Semiconductor *                              600             17
      Motorola                                             2,400             55
      --------------------------------------------------------------------------
      TOTAL BROADCASTING & CABLE                                            268
      ==========================================================================
      BUILDING & CONSTRUCTION [0.2%]
      KB Home                                                200             13
      Lennar                                                 300             18
      --------------------------------------------------------------------------
      TOTAL BUILDING & CONSTRUCTION                                          31
      ==========================================================================
      BUSINESS SERVICES [3.5%]
      Cendant                                             12,700            220
      Equifax                                                500             19
      First Data                                           7,200            337
      Fiserv *                                               400             17
      H&R Block                                              700             15
      NCR *                                                  600             25
      --------------------------------------------------------------------------
      TOTAL BUSINESS SERVICES                                               633
      ==========================================================================

Description                                               Shares    Value (000)
--------------------------------------------------------------------------------
      CHEMICALS [0.2%]
      Dow Chemical                                           600           $ 25
      Eastman Chemical                                       300             15
      --------------------------------------------------------------------------
      TOTAL CHEMICALS                                                        40
      ==========================================================================
      COMMUNICATION & MEDIA [2.0%]
      DIRECTV Group *                                     18,900            310
      Time Warner                                          3,500             59
      --------------------------------------------------------------------------
      TOTAL COMMUNICATION & MEDIA                                           369
      ==========================================================================
      COMPUTERS [0.6%]
      Apple Computer *                                       800             50
      Hewlett-Packard                                      2,000             66
      --------------------------------------------------------------------------
      TOTAL COMPUTERS                                                       116
      ==========================================================================
      COMPUTERS - SOFTWARE [2.7%]
      Intuit *                                               300             16
      Microsoft                                           15,200            413
      Oracle *                                             3,700             51
      --------------------------------------------------------------------------
      TOTAL COMPUTERS - SOFTWARE                                            480
      ==========================================================================
      COMPUTER SYSTEM DESIGN & SERVICES [1.9%]
      Cadence Design Systems *                             8,100            150
      Computer Sciences *                                    300             17
      Diebold                                              4,200            172
      --------------------------------------------------------------------------
      TOTAL COMPUTERS SYSTEM DESIGN & SERVICES                              339
      ==========================================================================
      CONSUMER PRODUCTS & SERVICES [0.9%]
      Black & Decker                                         200             18
      Kimberly-Clark                                         600             35
      Procter & Gamble                                     1,600             92
      Whirlpool                                              200             18
      --------------------------------------------------------------------------
      TOTAL CONSUMER PRODUCTS & SERVICES                                    163
      ==========================================================================
      DIVERSIFIED MANUFACTURING [0.4%]
      General Electric                                     2,100             73
      ==========================================================================
      DRUGS [5.7%]
      Hospira *                                              400             16
      Johnson & Johnson                                      292             17
      King Pharmaceuticals *                               1,000             17
      Merck                                                1,700             60
      Pfizer                                              15,320            382
      Sanofi-Aventis, ADR *                                4,700            223
      Wyeth                                                6,500            315
      --------------------------------------------------------------------------
      TOTAL DRUGS                                                         1,030
      ==========================================================================
      ELECTRICAL PRODUCTS [0.1%]
      Medtronic                                              300             15
      ==========================================================================
      ELECTRICAL SERVICES [0.3%]
      TXU                                                    700             31
      Xcel Energy                                            900             17
      --------------------------------------------------------------------------
      TOTAL ELECTRICAL SERVICES                                              48
      ==========================================================================

                     See Notes to the Financial Statements.

AHA BALANCED FUND
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
March 31, 2006 (Unaudited)

Description                                               Shares    Value (000)
--------------------------------------------------------------------------------

      ENERGY [0.5%]
      American Electric Power                                600    $        20
      Duke Energy                                          1,500             44
      Edison International                                   500             21
      --------------------------------------------------------------------------
      TOTAL ENERGY                                                           85
      ==========================================================================
      ENTERTAINMENT [0.8%]
      Brunswick                                              400             15
      Carnival                                             2,700            128
      --------------------------------------------------------------------------
      TOTAL ENTERTAINMENT                                                   143
      ==========================================================================
      FINANCIAL SERVICES [1.1%]
      American Express                                       600             32
      Capital One Financial                                  500             40
      CIT Group                                              400             21
      Citigroup                                            1,566             74
      Countrywide Financial                                1,000             37
      --------------------------------------------------------------------------
      TOTAL FINANCIAL SERVICES                                              204
      ==========================================================================
      FOOD, BEVERAGE & TOBACCO [2.7%]
      Albertson's                                            100              3
      Coca-Cola                                            1,400             59
      Coca-Cola Enterprises                                  800             16
      Conagra Foods                                        8,500            183
      General Mills                                          600             30
      Pepsi Bottling Group                                   600             18
      Safeway                                                600             15
      Tyson Foods, Cl A                                   12,100            166
      --------------------------------------------------------------------------
      TOTAL FOOD, BEVERAGE & TOBACCO                                        490
      ==========================================================================
      GAS/NATURAL GAS [0.1%]
      Nicor                                                  300             12
      ==========================================================================
      HEALTHCARE PRODUCTS & SERVICES [2.8%]
      AmerisourceBergen                                      500             24
      Cigna                                                1,600            209
      HCA                                                  4,500            206
      McKesson                                               500             26
      UnitedHealth Group                                     600             34
      --------------------------------------------------------------------------
      TOTAL HEALTHCARE PRODUCTS & SERVICES                                  499
      ==========================================================================
      HOUSEHOLD PRODUCTS [0.0%]
      Newell Rubbermaid                                      300              8
      ==========================================================================
      INSURANCE [8.1%]
      ACE, ADR                                             2,300            120
      Aetna                                                  800             39
      Allstate                                             3,900            203
      American International Group                           312             21
      Assured Guaranty                                     6,600            165
      Chubb                                                  300             29
      Conseco *                                            8,400            209
      Hartford Financial Services Group                      500             40
      ING Groep, ADR                                       4,700            185
      MBIA                                                 3,700            222
      Metlife                                              1,000             48
      St Paul Travelers                                    4,300            180
      --------------------------------------------------------------------------
      TOTAL INSURANCE                                                     1,461
      ==========================================================================

Description                                               Shares    Value (000)
--------------------------------------------------------------------------------

      INVESTMENT BANKER/BROKER DEALER [0.7%]
      Bear Stearns                                           200    $        28
      Goldman Sachs Group                                    400             63
      Lehman Brothers Holdings                               300             43
      --------------------------------------------------------------------------
      TOTAL INVESTMENT BANKER/BROKER DEALER                                 134
      ==========================================================================
      MACHINERY [2.4%]
      Cummins                                                200             21
      Eaton                                                2,900            211
      Illinois Tool Works                                  2,000            193
      --------------------------------------------------------------------------
      TOTAL MACHINERY                                                       425
      ==========================================================================
      MEDICAL PRODUCTS & SERVICES [1.1%]
      Bard (C.R.)                                            200             13
      Becton Dickinson                                       400             25
      Boston Scientific (A)*                               7,300            168
      --------------------------------------------------------------------------
      TOTAL MEDICAL PRODUCTS & SERVICES                                     206
      ==========================================================================
      METALS & MINING [0.1%]
      Phelps Dodge                                           300             24
      ==========================================================================
      MISCELLANEOUS BUSINESS SERVICES [0.0%]
      Compuware *                                            200              2
      ==========================================================================
      MULTI-MEDIA [0.2%]
      Walt Disney *                                        1,300             36
      ==========================================================================
      PAPER & PAPER PRODUCTS [0.1%]
      Louisiana-Pacific                                      700             19
      ==========================================================================
      PETROLEUM & FUEL PRODUCTS [3.5%]
      Ashland                                                200             14
      Burlington Resources                                   100              9
      ChevronTexaco                                        5,200            301
      ConocoPhillips                                       1,000             63
      Devon Energy                                           500             31
      Exxon Mobil                                          1,248             76
      Marathon Oil                                           600             46
      Occidental Petroleum                                   500             46
      Valero Energy                                          800             48
      --------------------------------------------------------------------------
      TOTAL PETROLEUM & FUEL PRODUCTS                                       634
      ==========================================================================
      PETROLEUM SERVICES [3.5%]
      BJ Services                                          4,700            163
      GlobalSantaFe                                        3,900            237
      Halliburton                                          2,200            161
      Schlumberger                                           500             63
      --------------------------------------------------------------------------
      TOTAL PETROLEUM SERVICES                                              624
      ==========================================================================

                     See Notes to the Financial Statements.

AHA BALANCED FUND
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
March 31, 2006 (Unaudited)

Description                                               Shares    Value (000)
--------------------------------------------------------------------------------
      RAILROADS [0.2%]
      Union Pacific                                          300    $        28
      ==========================================================================
      REAL ESTATE INVESTMENT TRUST [0.1%]
      Prologis Trust                                         400             21
      ==========================================================================
      RETAIL [5.1%]
      Autonation *                                           800             17
      CVS                                                  5,500            164
      Darden Restaurants                                     500             21
      Dillard's, Cl A                                        300              8
      Federated Department Stores                            400             29
      Home Depot                                           7,000            296
      JC Penney                                              200             12
      Limited Brands                                       7,000            171
      Lowe's                                                 400             26
      Sherwin Williams Company                               300             15
      Target                                               3,200            167
      --------------------------------------------------------------------------
      TOTAL RETAIL                                                          926
      ==========================================================================
      RUBBER & PLASTIC [0.1%]
      Goodyear Tire & Rubber *                             1,200             17
      ==========================================================================
      SEMI-CONDUCTORS [1.8%]
      Advanced Micro Devices *                               300             10
      Infineon Technologies (A)*                          22,200            228
      Intel                                                1,800             35
      National Semiconductor                                 600             16
      Texas Instruments                                    1,100             36
      --------------------------------------------------------------------------
      TOTAL SEMI-CONDUCTORS                                                 325
      ==========================================================================
      STEEL & STEEL WORKS [0.3%]
      Nucor                                                  300             32
      United States Steel                                    300             18
      --------------------------------------------------------------------------
      TOTAL STEEL & STEEL WORKS                                              50
      ==========================================================================
      TELEPHONES & TELECOMMUNICATIONS [0.4%]
      Alltel                                                 600             39
      BellSouth                                              200              7
      Citizens Communications                              1,100             14
      Sprint Nextel                                          700             18
      --------------------------------------------------------------------------
      TOTAL TELEPHONES & TELECOMMUNICATIONS                                  78
      ==========================================================================
      TRUCKING [0.1%]
      Ryder System                                           400             18
      ==========================================================================
      WEBPORTALS/ISP [0.1%]
      Yahoo! *                                               500             16
      ==========================================================================

         TOTAL COMMON STOCK
           (Cost $10,155)                                                11,689
         =======================================================================

Description                                    Face Amount (000)    Value (000)
--------------------------------------------------------------------------------

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS [8.9%]
      FHLMC Gold, Pool C90691
         5.500%, 07/01/23                           $         61    $        60
      FHLMC Gold, Pool E01140
         6.000%, 05/01/17                                     24             24
      FHLMC REMIC, Ser 2673, Cl NC
         5.500%, 05/15/21                                     75             75
      FHLMC REMIC, Ser R001, Cl AE
         4.375%, 04/15/15                                     83             81
      FHLMC, Pool C00760
         6.500%, 05/01/29                                     22             23
      FHLMC, Pool C00785
         6.500%, 06/01/29                                     24             24
      FHLMC, Ser 2531, Cl N
         4.000%, 07/15/27                                     15             15
      FHLMC, Ser 2533, Cl PC
         5.000%, 10/15/17                                     64             64
      FHLMC, Ser 2539, Cl QB
         5.000%, 09/15/15                                     91             90
      FHLMC, Ser 2567, Cl OD
         5.000%, 08/15/15                                     50             50
      FHLMC, Ser 2578 PD
         5.000%, 08/15/14                                     50             50
      FHLMC, Ser 2808 AD
         5.000%, 12/15/14                                      8              8
      FNMA
         7.250%, 01/15/10                                    550            589
      FNMA, Pool 735228
         5.500%, 02/01/35                                     62             60
      FNMA, Pool 790108
         6.000%, 08/01/34                                     76             76
      FNMA, Ser 2002, Cl 70
         5.000%, 04/25/15                                      8              8
      FNMA, Ser 2002, Cl 95
         5.000%, 07/25/26                                     30             29
      FNMA, Ser 2003, Cl 16
         5.000%, 10/25/15                                     50             49
      FNMA, Ser 2003, Cl 18
         5.000%, 03/25/16                                    125            124
      FNMA, Ser 2003, Cl 31
         4.500%, 12/25/28                                     88             87
      FNMA, Ser 2003, Cl 44
         3.750%, 05/25/33                                     12             11
      GNMA, Pool 780678
         6.500%, 11/15/27                                      1              1
      --------------------------------------------------------------------------
         TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
            (Cost $1,634)                                                 1,598
         =======================================================================

                     See Notes to the Financial Statements.

AHA BALANCED FUND
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
March 31, 2006 (Unaudited)

Description                                    Face Amount (000)    Value (000)
--------------------------------------------------------------------------------

CORPORATE BONDS [8.0%]
      BANKS [2.5%]
      AmSouth Bancorporation
         6.750%, 11/01/25                           $         50    $        53
      Bank of Oklahoma
         7.125%, 08/15/07                                     50             51
      Bank United, Ser A, MTN
         8.000%, 03/15/09                                     50             54
      Bankers Trust
         7.500%, 11/15/15                                     25             28
      Compass Bank
         8.100%, 08/15/09                                     50             54
      Dresdner Bank - New York
         7.250%, 09/15/15                                     50             56
      First Maryland Bancorporation
         7.200%, 07/01/07                                     50             51
      PNC Funding
         7.500%, 11/01/09                                     50             53
      Wachovia Bank
         7.800%, 09/15/06                                     50             51
      --------------------------------------------------------------------------
      TOTAL BANKS                                                           451
      ==========================================================================
      BUILDING & CONSTRUCTION [0.3%]
      Hanson Australia Funding
         5.250%, 03/15/13                                     50             48
      ==========================================================================
      CONTAINERS & PACKAGING [0.3%]
      Pactiv
         7.950%, 12/15/25                                     50             55
      ==========================================================================
      ENERGY [1.0%]
      Dominion Resources
         6.250%, 06/30/12                                     50             51
      Exelon Generation
         6.950%, 06/15/11                                     50             53
      Pacific Gas & Electric
         6.050%, 03/01/34                                     25             24
      PSI Energy
         7.850%, 10/15/07                                     50             52
      --------------------------------------------------------------------------
      TOTAL ENERGY                                                          180
      ==========================================================================
      FINANCIAL SERVICES [1.2%]
      Amvescap
         5.900%, 01/15/07                                     25             25
      CIT Group
         3.375%, 04/01/09                                     25             24
      Countrywide Home Loan
         4.125%, 09/15/09                                     25             24
      FPL Group Capital
         7.625%, 09/15/06                                     50             50

Description                                    Face Amount (000)    Value (000)
--------------------------------------------------------------------------------

      Household Finance
         8.000%, 07/15/10                           $         40    $        44
      National Rural Utilities Cooperative
         5.750%, 08/28/09                                     50             50
      --------------------------------------------------------------------------
      TOTAL FINANCIAL SERVICES                                              217
      ==========================================================================
      FOOD, BEVERAGE & TOBACCO [0.2%]
      Quaker Oats
         9.250%, 11/27/07                                     25             26
      ==========================================================================
      INSURANCE [0.6%]
      MetLife
         6.500%, 12/15/32                                     50             53
      Protective Life
         4.300%, 06/01/13                                     50             46
      --------------------------------------------------------------------------
      TOTAL INSURANCE                                                        99
      ==========================================================================
      INVESTMENT BANKER/BROKER DEALER [0.1%]
      Lehman Brothers Holdings
         8.500%, 05/01/07                                     25             26
      ==========================================================================
      MANUFACTURING [0.1%]
      Tyco International Group
         6.375%, 10/15/11                                     25             26
      ==========================================================================
      MULTI-MEDIA [0.3%]
      Time Warner
         9.125%, 01/15/13                                     25             29
      Viacom
         7.700%, 07/30/10                                     25             27
      --------------------------------------------------------------------------
      TOTAL MULTI-MEDIA                                                      56
      ==========================================================================
      PAPER & PAPER PRODUCTS [0.4%]
      Westvaco
         9.750%, 06/15/20                                     50             64
      ==========================================================================
      PETROLEUM & FUEL PRODUCTS [0.2%]
      Pemex Project Funding Master Trust
         9.125%, 10/13/10                                     25             28
      ==========================================================================
      RAILROADS [0.2%]
      Union Pacific
         8.660%, 07/02/11                                     39             41
      ==========================================================================
      TELEPHONES & TELECOMMUNICATIONS [0.3%]
      Deutsche Telekom International Finance
         8.750%, 06/15/30                                     25             30
      New Cingular Wireless Services
         8.750%, 03/01/31                                     25             32
      --------------------------------------------------------------------------
      TOTAL TELEPHONES & TELECOMMUNICATIONS                                  62
      ==========================================================================
      TRANSPORTATION SERVICES [0.3%]
      FedEx
         9.650%, 06/15/12                                     50             60
      ==========================================================================
         TOTAL CORPORATE BONDS
            (Cost $1,439)                                                 1,439
         =======================================================================

                     See Notes to the Financial Statements.

AHA BALANCED FUND
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
March 31, 2006 (Unaudited)

Description                                    Face Amount (000)    Value (000)
--------------------------------------------------------------------------------

MORTGAGE-BACKED SECURITIES [6.1%]
      Banc of America Alternative Loan Trust,
         Ser 2004-11, Cl 4A1
         5.500%, 12/25/19                           $         41    $        40
      Banc of America Alternative Loan Trust,
         Ser 2005-6, Cl 7A1
         5.500%, 07/25/20                                     44             44
      Banc One Home Equity Trust,
         Ser 1999-1, Cl A4
         6.470%, 05/25/26                                     32             32
      Chase Mortgage Finance,
         Ser 2003-S14, Cl 3A6
         5.500%, 01/25/34                                     60             59
      Citicorp Mortgage Securities,
         Ser 2003-11, Cl 2A8
         5.500%, 12/25/33                                     64             63
      Citicorp Mortgage Securities,
         Ser 2004-4, Cl A5
         5.500%, 06/25/34                                     88             86
      Countrywide Alternative Loan Trust,
         Ser 2005-50CB, Cl 4A1
         5.000%, 11/25/20                                     48             47
      Credit-Based Asset Servicing Home Equity,
         Ser 2005-CB8, Cl AF2 (C)
         5.303%, 12/25/35                                     75             74
      First Union National Bank CMO,
         Ser 2001-C4, Cl A2
         6.223%, 12/12/33                                     50             52
      GE Capital Commercial Mortgage,
         Ser 2002-3A, Cl A2
         4.996%, 12/10/37                                    100             98
      GMAC Commercial Mortgage Securities,
         Ser 2003-C1, Cl A2
         4.079%, 05/10/36                                     50             46
      GMAC Mortgage Corporation Loan Trust,
         Ser 2004, Cl HE5
         4.388%, 09/25/34                                     75             72
      GMAC Mortgage Corporation Loan Trust,
         Ser 2004-GH1, Cl A6
         4.810%, 07/25/35                                     75             74
      GMAC Mortgage Corporation Loan Trust,
         Ser 2004-J4, Cl A2
         5.500%, 08/25/14                                     66             65
      RAAC, Ser 2004-SP1, Cl AI4
         5.285%, 08/25/27                                     75             73
      Residential Accredit Loans,
         Ser 2004-QS5, Cl A5
         4.750%, 04/25/34                                     34             33
      Residential Accredit Loans,
         Ser 2004-QS6, Cl A1
         5.000%, 05/25/19                                     37             36
      Residential Funding Mortgage Securities,
         Ser 2003-S11, Cl A2
         4.000%, 06/25/18                                     75             68
      Washington Mutual Corporate CMO,
         Ser 2004-CB3, Cl 3A
         5.500%, 10/25/19                                     39             38
      --------------------------------------------------------------------------
            TOTAL MORTGAGE-BACKED SECURITIES
               (Cost $1,138)                                              1,100
            ====================================================================

Description                             Face Amount (000)/Shares    Value (000)
--------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS [5.6%]
      U.S. Treasury Bonds
         9.250%, 02/15/16                           $         90    $       120
         9.125%, 05/15/18                                     50             69
         6.250%, 08/15/23 (A)                                725            822
      --------------------------------------------------------------------------
            TOTAL U.S. TREASURY OBLIGATIONS
               (Cost $1,030)                                              1,011
            ====================================================================

ASSET-BACKED SECURITIES [2.7%]
      Chase Credit Card Master Trust,
         Ser 2003-6, Cl A
         4.860%, 02/15/11                                    125            125
      Countrywide Asset-Backed Certificates,
         Ser 2005-13, Cl AF2
         5.294%, 04/25/36                                     75             75
      Residential Asset Securities,
         Ser 2002-RS3, Cl AI5
         5.572%, 06/25/32                                    147            147
      Residential Asset Securities,
         Ser 2003-KS10, Cl AI3
         3.250%, 05/25/29                                     48             47
      Residential Asset Securities,
         Ser 2003-KS11, Cl AI3
         3.320%, 02/25/29                                     32             32
      Residential Asset Securities,
         Ser 2004-KS5, Cl AI3
         4.030%, 04/25/30                                     50             50
      Residential Asset Securities,
         Ser 2004-RS1, Cl AI3
         3.411%, 06/25/28                                      1              1
      Residential Asset Securities,
         Ser 2004-RS3, Cl AI2
         3.052%, 06/25/29                                     17             17
      --------------------------------------------------------------------------
            TOTAL ASSET-BACKED SECURITIES
               (Cost $498)                                                  494
            ====================================================================

FOREIGN GOVERNMENT BONDS [0.5%]
      Hydro-Quebec
         11.750%, 02/01/12                                    50             66
      United Mexican States
         9.875%, 02/01/10                                     25             28
      --------------------------------------------------------------------------
            TOTAL FOREIGN GOVERNMENT BONDS
               (Cost $97)                                                    94
            ====================================================================

MUNICIPAL BOND [0.2%]
      LOUISIANA [0.2%]
      Louisiana State, Tobacco Settlement
         Financing Authority, Ser 2001A
         6.360%, 05/15/25                                     29             29
      --------------------------------------------------------------------------

            TOTAL MUNICIPAL BOND
               (Cost $29)                                                    29
            ====================================================================

                     See Notes to the Financial Statements.

AHA BALANCED FUND
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
March 31, 2006 (Unaudited)

Description                             Face Amount (000)/Shares    Value (000)
--------------------------------------------------------------------------------
COMMERCIAL PAPER [2.3%]
      Fenway Funding (B) (E)
         4.950%, 04/03/06                           $        410    $      410
      --------------------------------------------------------------------------

           TOTAL COMMERCIAL PAPER
              (Cost $410)                                                  410
          ======================================================================

REPURCHASE AGREEMENT [4.8%]
      Credit Suisse First Boston (B)
       4.930%, dated 03/31/06, matures on
       04/03/06, repurchase price $878,970
       (collateralized by various corporate
       obligations, ranging in par value
       $47,000 to $500,000, 4,750% to
       9.650%, 08/01/08 to 07/15/48, total
       market value $889,183)                                872           872
      --------------------------------------------------------------------------
         TOTAL REPURCHASE AGREEMENT
            (Cost $872)                                                    872
         =======================================================================

CASH EQUIVALENTS [3.4%]
      AIM Short-Term Investment
       Company, Liquid Assets Portfolio (B)               57,930            58
      Fidelity Institutional Domestic
       Money Market Portfolio, Cl I,
       4.590% (D)                                        281,874           282
      Wachovia Institutional Trust,
       Cl I, 4.630% (D)                                  275,249           275
      --------------------------------------------------------------------------
         TOTAL CASH EQUIVALENTS
            (Cost $615)                                                    615
         =======================================================================

         TOTAL INVESTMENTS [107.4%]
            (Cost $17,917)                                              19,351
         =======================================================================

OTHER ASSETS AND LIABILITIES:
      Payable upon return of securities
         loaned                                                          (1,340)
      Payable for investment securities
         purchased                                                          (69)
      Investment Advisory Fees Payable                                       (9)
      Administration Fees Payable                                            (1)
      Other Assets and Liabilities, Net                                      84
      --------------------------------------------------------------------------

         OTHER ASSETS AND LIABILITIES [ -7.4%]                           (1,335)
         =======================================================================

      NET ASSETS -- 100.0%                                          $    18,016
      ==========================================================================

Description                                                         Value (000)
--------------------------------------------------------------------------------

NET ASSETS:

      Paid-in-Capital
         (unlimited authorization -- $0.01 par
         value)                                                     $    15,860
      Undistributed net investment income                                    12
      Accumulated net realized gain on investments                          710
      Net unrealized appreciation on investments                          1,434
      --------------------------------------------------------------------------
      NET ASSETS                                                    $    18,016
      ==========================================================================
      Net Asset Value, Offering and Redemption
         Price Per Share -- Institutional Class
         ($18,015,792 / 1,886,292 shares)                           $      9.55
      ==========================================================================

*     Non-income producing security
(A) This security or a partial position of this security is on loan at March 31, 2006. The total value of securities on loan at March 31, 2006 was $1,285,180. See note 8 in Notes to Financial Statements.
(B) This security was purchased with cash collateral received from securities lending. The total value of such securities at March 31, 2006 was $1,339,508. See note 8 in Notes to Financial Statements.
(C) Step Bond -- The rate reflected on the Statement of Net Assets is the effective yield on March 31, 2006. The coupon on a step bond changes on a specific date.
(D)   Rate shown is the 7-day effective yield as of March 31, 2006.
(E)   Rate shown is the 1-day effective yield as of March 31, 2006.
ADR -- American Depositary Receipt
Cl -- Class
CMO -- Collateralized Mortgage Obligation
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
MTN -- Medium Term Note
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series

                     See Notes to the Financial Statements.

AHA DIVERSIFIED EQUITY FUND
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
March 31, 2006 (Unaudited)

Description                                               Shares    Value (000)
--------------------------------------------------------------------------------

COMMON STOCK [94.5%]
      ADVERTISING [1.4%]
      WPP Group, ADR                                      26,100    $     1,566
      ==========================================================================
      AEROSPACE & DEFENSE [2.0%]
      Boeing                                              10,700            834
      Lockheed Martin                                      4,500            338
      Northrop Grumman                                     7,100            485
      United Technologies                                 10,000            580
      --------------------------------------------------------------------------
      TOTAL AEROSPACE & DEFENSE                                           2,237
      ==========================================================================
      APPAREL/TEXTILES [1.1%]
      Jones Apparel Group                                 30,000          1,061
      VF                                                   3,200            182
      --------------------------------------------------------------------------
      TOTAL APPAREL/TEXTILES                                              1,243
      ==========================================================================
      AUTOMOTIVE [0.3%]
      Autozone *                                           2,400            239
      Ford Motor                                           8,300             66
      --------------------------------------------------------------------------
      TOTAL AUTOMOTIVE                                                      305
      ==========================================================================
      BANKS [8.1%]
      Bank of America                                     66,500          3,028
      JPMorgan Chase                                      21,200            883
      US Bancorp                                          44,000          1,342
      Wachovia                                            16,500            925
      Washington Mutual                                   44,885          1,913
      Wells Fargo                                         15,700          1,003
      --------------------------------------------------------------------------
      TOTAL BANKS                                                         9,094
      ==========================================================================
      BIOTECHNOLOGY [1.1%]
      Amgen *                                             12,500            909
      Gilead Sciences *                                    5,900            367
      --------------------------------------------------------------------------
      TOTAL BIOTECHNOLOGY                                                 1,276
      ==========================================================================
      BROADCASTING & CABLE [2.4%]
      Alcatel, ADR (A)                                    72,600          1,118
      Cisco Systems *                                     22,400            485
      Freescale Semiconductor *                            9,600            267
      Motorola                                            35,400            811
      --------------------------------------------------------------------------
      TOTAL BROADCASTING & CABLE                                          2,681
      ==========================================================================
      BUILDING & CONSTRUCTION [0.4%]
      KB Home                                              3,400            221
      Lennar                                               4,200            254
      --------------------------------------------------------------------------
      TOTAL BUILDING & CONSTRUCTION                                         475
      ==========================================================================
      BUSINESS SERVICES [3.9%]
      Cendant                                             85,000          1,475
      Equifax                                              5,600            208
      First Data                                          44,000          2,060
      Fiserv *                                             4,700            200
      H&R Block                                            6,500            141
      NCR *                                                6,800            284
      --------------------------------------------------------------------------
      TOTAL BUSINESS SERVICES                                             4,368
      ==========================================================================

Description                                               Shares    Value (000)
--------------------------------------------------------------------------------
      CHEMICALS [0.5%]
      Dow Chemical                                         9,500    $       386
      Eastman Chemical                                     4,400            225
      --------------------------------------------------------------------------
      TOTAL CHEMICALS                                                       611
      ==========================================================================
      CIRCUIT BOARDS [0.1%]
      Jabil Circuit *                                      1,300             56
      ==========================================================================
      COMMUNICATION & MEDIA [2.6%]
      DIRECTV Group *                                    125,000          2,050
      Time Warner                                         50,900            855
      --------------------------------------------------------------------------
      TOTAL COMMUNICATION & MEDIA                                         2,905
      ==========================================================================
      COMPUTERS [1.5%]
      Apple Computer *                                    11,300            709
      Hewlett-Packard                                     28,800            948
      IBM                                                    600             49
      --------------------------------------------------------------------------
      TOTAL COMPUTERS                                                     1,706
      ==========================================================================
      COMPUTER SOFTWARE [3.5%]
      Compuware *                                         20,500            161
      Microsoft                                          109,800          2,988
      Oracle *                                            55,300            757
      --------------------------------------------------------------------------
      TOTAL COMPUTER SOFTWARE                                             3,906
      ==========================================================================
      COMPUTER SYSTEM DESIGN & SERVICES [2.2%]
      Cadence Design Systems *                            54,600          1,010
      Computer Sciences *                                  4,700            261
      Diebold                                             28,200          1,159
      --------------------------------------------------------------------------
      TOTAL COMPUTERS SYSTEM DESIGN & SERVICES                            2,430
      ==========================================================================
      CONSUMER PRODUCTS & SERVICES [2.2%]
      Black & Decker                                       2,700            235
      Kimberly-Clark                                      10,500            607
      Procter & Gamble                                    23,600          1,360
      Whirlpool                                            3,100            283
      --------------------------------------------------------------------------
      TOTAL CONSUMER PRODUCTS & SERVICES                                  2,485
      ==========================================================================
      DIVERSIFIED MANUFACTURING [0.9%]
      General Electric                                    30,200          1,050
      ==========================================================================
      DRUGS [7.3%]
      Hospira *                                            6,000            237
      Johnson & Johnson                                    4,510            267
      King Pharmaceuticals *                              12,300            212
      Merck                                               24,500            863
      Pfizer                                              99,075          2,469
      Sanofi-Aventis, ADR *                               32,000          1,519
      Wyeth                                               51,800          2,513
      --------------------------------------------------------------------------
      TOTAL DRUGS                                                         8,080
      ==========================================================================
      ELECTRICAL PRODUCTS [0.3%]
      Medtronic                                            6,900            350
      ==========================================================================

                     See Notes to the Financial Statements.

AHA DIVERSIFIED EQUITY FUND
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
March 31, 2006 (Unaudited)

Description                                               Shares    Value (000)
--------------------------------------------------------------------------------

      ELECTRICAL SERVICES [0.6%]
      TXU                                                 10,800    $       483
      Xcel Energy                                         13,200            240
      --------------------------------------------------------------------------
      TOTAL ELECTRICAL SERVICES                                             723
      ==========================================================================
      ENERGY [1.1%]
      American Electric Power                              8,800            300
      Duke Energy                                         20,800            606
      Edison International                                 7,300            301
      PG&E                                                   700             27
      --------------------------------------------------------------------------
      TOTAL ENERGY                                                        1,234
      ==========================================================================
      ENTERTAINMENT [0.9%]
      Brunswick                                            5,700            221
      Carnival                                            16,800            796
      --------------------------------------------------------------------------
      TOTAL ENTERTAINMENT                                                 1,017
      ==========================================================================
      FINANCIAL SERVICES [2.2%]
      American Express                                     2,300            121
      Capital One Financial                                6,700            540
      CIT Group                                            5,200            278
      Citigroup                                           22,665          1,071
      Countrywide Financial                               13,500            495
      --------------------------------------------------------------------------
      TOTAL FINANCIAL SERVICES                                            2,505
      ==========================================================================
      FOOD, BEVERAGE & TOBACCO [3.9%]
      Albertson's                                          1,700             44
      Coca-Cola                                           21,700            909
      Coca-Cola Enterprises                                7,200            146
      Conagra Foods                                       56,900          1,221
      General Mills                                        8,000            405
      Pepsi Bottling Group                                 7,400            225
      Safeway                                             11,000            276
      Tyson Foods, Cl A                                   78,900          1,084
      --------------------------------------------------------------------------
      TOTAL FOOD, BEVERAGE & TOBACCO                                      4,310
      ==========================================================================
      GAS/NATURAL GAS [0.2%]
      Nicor                                                5,400            214
      ==========================================================================
      HEALTHCARE PRODUCTS & SERVICES [3.8%]
      AmerisourceBergen                                    7,200            348
      Cigna                                               11,800          1,541
      HCA                                                 30,100          1,378
      McKesson                                             6,900            360
      UnitedHealth Group                                  10,100            564
      --------------------------------------------------------------------------
      TOTAL HEALTHCARE PRODUCTS & SERVICES                                4,191
      ==========================================================================
      INSURANCE [9.2%]
      ACE, ADR                                            12,800            666
      Aetna                                               12,200            600
      Allstate                                            26,100          1,360
      American International Group                         3,894            257
      Assured Guaranty                                    37,600            940
      Chubb                                                4,500            430
      Conseco *                                           48,200          1,196
      Hartford Financial Services Group                    6,300            507

Description                                               Shares    Value (000)
--------------------------------------------------------------------------------

      ING Groep, ADR                                      27,700    $     1,091
      MBIA                                                24,700          1,485
      Metlife                                              4,600            223
      Safeco                                               4,500            226
      St Paul Travelers                                   27,000          1,128
      --------------------------------------------------------------------------
      TOTAL INSURANCE                                                    10,109
      ==========================================================================
      INVESTMENT BANKER/BROKER DEALER [1.8%]
      Bear Stearns                                         2,700            375
      Goldman Sachs Group                                  5,600            879
      Lehman Brothers Holdings                             4,900            708
      --------------------------------------------------------------------------
      TOTAL INVESTMENT BANKER/BROKER DEALER                               1,962
      ==========================================================================
      MACHINERY [2.7%]
      Cummins                                              2,700            284
      Eaton                                               19,700          1,437
      Illinois Tool Works                                 13,000          1,252
      --------------------------------------------------------------------------
      TOTAL MACHINERY                                                     2,973
      ==========================================================================
      MEDICAL PRODUCTS & SERVICES [1.4%]
      Bard (C.R.)                                          1,800            122
      Becton Dickinson                                     5,600            345
      Boston Scientific (A)*                              47,000          1,083
      --------------------------------------------------------------------------
      TOTAL MEDICAL PRODUCTS & SERVICES                                   1,550
      ==========================================================================
      METALS & MINING [0.3%]
      Freeport-McMoran Copper & Gold, Cl B                 4,600            275
      Phelps Dodge                                         2,200            177
      --------------------------------------------------------------------------
      TOTAL METALS & MINING                                                 452
      ==========================================================================
      MULTI-MEDIA [0.7%]
      Walt Disney *                                       27,300            761
      ==========================================================================
      PAPER & PAPER PRODUCTS [0.2%]
      Louisiana-Pacific                                    8,400            228
      ==========================================================================
      PETROLEUM & FUEL PRODUCTS [6.3%]
      Ashland                                              3,500            249
      Burlington Resources                                 1,600            147
      ChevronTexaco                                       35,400          2,052
      ConocoPhillips                                      14,500            916
      Devon Energy                                         8,800            538
      Exxon Mobil                                         18,452          1,123
      Marathon Oil                                         8,261            629
      Occidental Petroleum                                 7,600            704
      Valero Energy                                       11,000            658
      --------------------------------------------------------------------------
      TOTAL PETROLEUM & FUEL PRODUCTS                                     7,016
      ==========================================================================
      PETROLEUM REFINING [0.1%]
      Amerada Hess                                           800            114
      ==========================================================================

                     See Notes to the Financial Statements.

AHA DIVERSIFIED EQUITY FUND
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
March 31, 2006 (Unaudited)

Description                                               Shares    Value (000)
--------------------------------------------------------------------------------

      PETROLEUM SERVICES [4.1%]
      BJ Services                                         31,700    $     1,097
      GlobalSantaFe                                       26,000          1,579
      Halliburton                                         14,900          1,088
      Schlumberger                                         6,700            848
      --------------------------------------------------------------------------
      TOTAL PETROLEUM SERVICES                                            4,612
      ==========================================================================
      RAILROADS [0.4%]
      Union Pacific                                        4,600            429
      ==========================================================================
      REAL ESTATE INVESTMENT TRUSTS [0.5%]
      Prologis Trust                                       5,500            294
      Vornado Realty Trust                                 2,900            279
      --------------------------------------------------------------------------
      TOTAL REAL ESTATE INVESTMENT TRUSTS                                   573
      ==========================================================================
      RETAIL [6.8%]
      Autonation *                                         9,800            211
      CVS                                                 36,900          1,102
      Darden Restaurants                                   6,400            263
      Dillard's, Cl A                                      8,300            216
      Federated Department Stores                          6,100            445
      Home Depot                                          58,200          2,461
      JC Penney                                            1,600             97
      Limited Brands                                      47,100          1,152
      Lowe's                                               4,900            316
      Sherwin Williams                                     4,800            237
      Target                                              21,600          1,124
      --------------------------------------------------------------------------
      TOTAL RETAIL                                                        7,624
      ==========================================================================
      RUBBER & PLASTIC [0.2%]
      Goodyear Tire & Rubber *                            16,100            233
      ==========================================================================
      SEMI-CONDUCTORS [2.7%]
      Advanced Micro Devices *                             8,600            285
      Infineon Technologies (A)*                         149,200          1,534
      Intel                                               26,500            513
      National Semiconductor                               9,200            256
      QLogic *                                             5,200            101
      Texas Instruments                                    9,000            292
      --------------------------------------------------------------------------
      TOTAL SEMI-CONDUCTORS                                               2,981
      ==========================================================================
      SPECIALTY MACHINERY [0.4%]
      American Standard                                    9,900            424
      ==========================================================================
      STEEL & STEEL WORKS [0.6%]
      Nucor                                                4,100            429
      United States Steel                                  4,100            249
      --------------------------------------------------------------------------
      TOTAL STEEL & STEEL WORKS                                             678
      ==========================================================================
      TELEPHONES & TELECOMMUNICATIONS [1.1%]
      Alltel                                               8,700            563
      AT&T                                                 4,300            116
      BellSouth                                            1,600             56
      Citizens Communications                             16,900            224
      Sprint Nextel                                        8,900            230
      --------------------------------------------------------------------------
      TOTAL TELEPHONES & TELECOMMUNICATIONS                               1,189
      ==========================================================================

Description                             Face Amount (000)/Shares    Value (000)
--------------------------------------------------------------------------------

      TRUCKING [0.2%]
      Ryder System                                         5,100    $       228
      ==========================================================================
      WEB PORTALS/ISP [0.3%]
      Yahoo! *                                            10,000            323
      ==========================================================================
            TOTAL COMMON STOCK
               (Cost $93,817)                                           105,477
            ====================================================================

COMMERCIAL PAPER [0.9%]
      Fenway Funding (B) (D)
         4.950%, 04/03/06                           $      1,039          1,039
      --------------------------------------------------------------------------
            TOTAL COMMERCIAL PAPER
              (Cost $1,039)                                               1,039
            ====================================================================

REPURCHASE AGREEMENT [2.0%]
      Credit Suisse First Boston (B)
         4.930%, dated 03/31/06, matures
         on 04/03/06, repurchase price
         $2,237,838 (collateralized by
         various corporate obligations,
         ranging in par value $47,000 to
         $500,000, 4.750% to 9.650%
         08/01/08 to 07/15/48, total
         market value $2,263,840)                          2,212          2,212
      --------------------------------------------------------------------------
            TOTAL REPURCHASE AGREEMENT
              (Cost $2,212)                                               2,212
            ====================================================================

CASH EQUIVALENTS [5.5%]
      AIM Short-Term Investment
         Company, Liquid Assets
         Portfolio (B)                                   146,938            147
      Fidelity Institutional Domestic
         Money Market Portfolio, Cl I,
         4.590% (C)                                    2,982,706          2,983
      Wachovia Institutional Trust, Cl I,
         4.630% (C)                                    2,982,706          2,983
      --------------------------------------------------------------------------
            TOTAL CASH EQUIVALENTS
              (Cost $6,113)                                               6,113
            ====================================================================

            TOTAL INVESTMENTS [102.9%]
              (Cost $103,181)                                           114,841
            ====================================================================

                     See Notes to the Financial Statements.

AHA DIVERSIFIED EQUITY FUND
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
March 31, 2006 (Unaudited)

Description                                                         Value (000)
--------------------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES:
      Payable upon return of securities loaned                      $    (3,398)
      Investment Advisory  Fees Payable                                     (62)
      Distribution Fees Payable                                             (24)
      Administration Fees Payable                                            (5)
      Director Fees Payable                                                  (1)
      Other Assets and Liabilities, Net                                     238
      --------------------------------------------------------------------------

            OTHER ASSETS AND LIABILITIES [ -2.9%]                        (3,252)
            ====================================================================

      NET ASSETS -- 100.0%                                          $   111,589
      ==========================================================================

NET ASSETS:
      Paid-in-Capital
         (unlimited authorization -- $0.01  par  value)             $    95,404
      Undistributed  net investment income                                   25
      Accumulated  net  realized  gain on investments                     4,500
      Net  unrealized  appreciation on investments                       11,660
      --------------------------------------------------------------------------
      NET ASSETS                                                    $   111,589
      ==========================================================================
      Net Asset Value, Offering and Redemption
         Price Per Share -- Institutional Class
         ($101,390,162 / 5,731,094 shares)                          $     17.69
      ==========================================================================
      Net Asset Value, Offering and Redemption
         Price Per Share -- Class A
         ($10,198,647 / 575,264 shares)                             $     17.73
      ==========================================================================

*     Non-income producing security
(A) This security or a partial position of this security is on loan at March 31, 2006. The total value of securities on loan at March 31, 2006 was $3,735,166. See note 8 in Notes to Financial Statements.
(B) This security was purchased with cash collateral received from securities lending. The total value of such securities at March 31, 2006 was $3,397,632. See note 8 in Notes to Financial Statements.
(C)   Rate shown is the 7-day effective yield as of March 31, 2006.
(D)   Rate shown is the 1-day effective yield as of March 31, 2006.
ADR -- American Depositary Receipt
Cl -- Class
ISP -- Internet Service Provider

                     See Notes to the Financial Statements.

AHA SOCIALLY RESPONSIBLE EQUITY FUND
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
March 31, 2006 (Unaudited)

Description                                               Shares    Value (000)
--------------------------------------------------------------------------------

COMMON STOCK [95.5%]
      APPAREL/TEXTILES [2.2%]
      VF                                                   8,800    $       501
      ==========================================================================
      AUTOMOTIVE [3.3%]
      Honda Motor, ADR                                    24,400            755
      ==========================================================================
      BANKS [9.8%]
      Chittenden                                          12,600            365
      International Bancshares                            15,125            434
      National City                                       13,600            475
      PNC Financial Services Group                         6,800            458
      Wachovia                                             9,500            532
      --------------------------------------------------------------------------
      TOTAL BANKS                                                         2,264
      ==========================================================================
      BROADCASTING & CABLE [2.6%]
      Nokia, ADR (A)                                      29,200            605
      ==========================================================================
      BUSINESS SERVICES [4.8%]
      Automatic Data Processing                            9,600            438
      Xerox *                                             43,400            660
      --------------------------------------------------------------------------
      TOTAL BUSINESS SERVICES                                             1,098
      ==========================================================================
      CHEMICALS [4.9%]
      Air Products & Chemicals                             7,700            517
      Rohm & Haas                                         12,600            616
      --------------------------------------------------------------------------
      TOTAL CHEMICALS                                                     1,133
      ==========================================================================
      CABLE/MEDIA [2.6%]
      Time Warner                                         35,000            588
      ==========================================================================
      COMPUTERS [3.7%]
      Hewlett-Packard                                     25,700            846
      ==========================================================================
      CONSUMER PRODUCTS & SERVICES [6.6%]
      Kimberly-Clark                                       9,000            520
      Mattel                                              28,200            511
      Sony, ADR                                           10,700            493
      --------------------------------------------------------------------------
      TOTAL CONSUMER PRODUCTS & SERVICES                                  1,524
      ==========================================================================
      DRUGS [4.9%]
      Abbott Laboratories                                 12,800            544
      Johnson & Johnson                                    3,800            225
      Schering-Plough                                     19,600            372
      --------------------------------------------------------------------------
      TOTAL DRUGS                                                         1,141
      ==========================================================================
      ELECTRICAL SERVICES [3.2%]
      Emerson Electric                                     8,700            728
      ==========================================================================
      ENERGY [2.7%]
      Atmos Energy                                        23,500            619
      ==========================================================================
      FINANCIAL SERVICES [2.3%]
      CIT Group                                            9,700            519
      ==========================================================================

Description                                               Shares    Value (000)
--------------------------------------------------------------------------------

      FOOD, BEVERAGE & TOBACCO [1.7%]
      Supervalu                                           13,000    $       401
      ==========================================================================
      HEALTHCARE PRODUCTS & SERVICES [5.7%]
      Applera - Applied Biosystems Group                  29,200            793
      Cardinal Health                                      7,100            529
      --------------------------------------------------------------------------
      TOTAL HEALTHCARE PRODUCTS & SERVICES                                1,322
      ==========================================================================
      INSURANCE [6.4%]
      American International Group                         3,500            231
      First American                                       9,900            388
      Mercury General                                      7,200            395
      Metlife                                              9,700            469
      --------------------------------------------------------------------------
      TOTAL INSURANCE                                                     1,483
      ==========================================================================
      PAPER & PAPER PRODUCTS [2.1%]
      MeadWestvaco                                        17,300            472
      ==========================================================================
      PETROLEUM & FUEL PRODUCTS [9.3%]
      BP, ADR                                              9,000            620
      Chesapeake Energy                                   28,300            889
      Unit Corp.                                          11,500            641
      --------------------------------------------------------------------------
      TOTAL PETROLEUM & FUEL PRODUCTS                                     2,150
      ==========================================================================
      PRINTING & PUBLISHING [6.6%]
      Lee Enterprises                                     17,600            586
      RR Donnelley & Sons                                 11,000            360
      Thomson                                             15,600            583
      --------------------------------------------------------------------------
      TOTAL PRINTING & PUBLISHING                                         1,529
      ==========================================================================
      TELEPHONES & TELECOMMUNICATIONS [4.5%]
      Sprint Nextel                                       22,000            569
      Telephone & Data Systems                            12,000            473
      --------------------------------------------------------------------------
      TOTAL TELEPHONES & TELECOMMUNICATIONS                               1,042
      ==========================================================================
      WASTE DISPOSAL [3.4%]
      Waste Management                                    22,000            777
      ==========================================================================
      WHOLESALE [2.2%]
      W.W. Grainger                                        6,800            512
      ==========================================================================

         TOTAL COMMON STOCK
           (Cost $20,208)                                                22,009
         =======================================================================

                     See Notes to the Financial Statements.

AHA SOCIALLY RESPONSIBLE EQUITY FUND
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
March 31, 2006 (Unaudited)

Description                             Shares/Face Amount (000)    Value (000)
--------------------------------------------------------------------------------

COMMERCIAL PAPER [0.9%]
      Fenway Funding (B) (D)
         4.950%, 04/03/06                           $        195    $       195
      --------------------------------------------------------------------------
            TOTAL COMMERCIAL PAPER
               (Cost $195)                                                  195
            ====================================================================

REPURCHASE AGREEMENT [1.8%]
      Credit Suisse First Boston (B)
         4.930%, dated 03/31/06 matures
         04/03/06, repurchase price $419,279
         (collateralized by various corporate
         obligations, ranging in par value
         $47,000 to $500,000, 4.750% to
         9.650%, 08/01/08 to 07/15/48,
         total market value $424,151)                        416            416
      --------------------------------------------------------------------------
            TOTAL REPURCHASE AGREEMENT
               (Cost $416)                                                  416
            ====================================================================

CASH EQUIVALENTS [4.5%]
      AIM Short-Term Investment
         Company, Liquid Assets
         Portfolio (B)                                    27,648             28
      Fidelity Institutional Domestic
         Money Market Portfolio, Cl I,
         4.590% (C)                                      510,153            510
      Wachovia Institutional Trust, Cl I,
         4.630% (C)                                      510,153            510
      --------------------------------------------------------------------------
            TOTAL CASH EQUIVALENTS
               (Cost $1,048)                                              1,048
            ====================================================================

            TOTAL INVESTMENTS [102.7%]
               (Cost $21,867)                                            23,668
            ====================================================================

OTHER ASSETS AND LIABILITIES:
      Payable Upon Return of Securities Loaned                             (639)
      Payable for Fund Shares Redeemed                                      (19)
      Investment Advisory Fees Payable                                      (14)
      Administration Fees Payable                                            (1)
      Other Assets and Liabilities, Net                                      59
      --------------------------------------------------------------------------

            OTHER ASSETS AND LIABILITIES [-2.7%]                           (614)
            ====================================================================

      NET ASSETS -- 100.0%                                          $    23,054
      ==========================================================================

Description                                                         Value (000)
--------------------------------------------------------------------------------

NET ASSETS:
      Paid-in-Capital
         (unlimited authorization -- $0.01 par value)               $    21,058
      Undistributed net investment income                                    15
      Accumulated net realized gain on investments                          180
      Net unrealized appreciation on investments                          1,801
      --------------------------------------------------------------------------
      NET ASSETS                                                    $    23,054
      ==========================================================================
      Net Asset Value, Offering and Redemption
         Price Per Share -- Institutional Class
         ($23,000,936 / 2,148,293 shares)                           $     10.71
      ==========================================================================
      Net Asset Value, Offering and Redemption
         Price Per Share -- Class A
         ($52,574 / 4,913 shares)                                   $     10.70
      ==========================================================================

*     Non-income producing security
(A) This security or a partial position of this security is on loan at March 31, 2006. The total value of securities on loan at March 31, 2006 was $605,024. See note 8 in Notes to Financial Statements.
(B) This security was purchased with cash collateral received from securities lending. The total value of such securities at march 31, 2006 was $639,304. See note 8 in Notes to Financial Statements.
(C)   Rate shown is the 7-day effective yield as of March 31, 2006.
(D)   Rate shown is the 1-day effective yield as of March 31, 2006.
ADR -- American Depositary Receipt
Cl -- Class

                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS (000'S)
For the six months ended March 31, 2006 (Unaudited)

                                            AHA LIMITED MATURITY FIXED   AHA FULL MATURITY FIXED
                                                   INCOME FUND                 INCOME FUND
                                            --------------------------   -----------------------
INVESTMENT INCOME:
   Interest                                         $ 1,747                     $   766
                                                    -------                     -------
      Total Investment Income                         1,747                         766
                                                    -------                     -------

EXPENSES:
   Investment advisory fees                             235                          77
   Administration fees                                   26                           9
   Distribution expense -- Class A Shares                 1                          --
   Directors' fees and expenses                           1                          --
   Reorganization expenses                               64                          17
   Transfer agent fees and expenses                      22                          11
   Registration fees                                     18                           5
   Audit fees                                            12                           4
   Reports to shareholders                               11                           3
   Custodian fees and expenses                            6                           1
   Legal fees                                             3                           1
   Other expenses                                        25                           7
                                                    -------                     -------
      Total expenses                                    424                         135
                                                    -------                     -------
   Advisory expense waiver/recovery(1)                  (71)                        (12)
                                                    -------                     -------
      Net expenses                                      353                         123
                                                    -------                     -------
Net investment income                                 1,394                         643
                                                    -------                     -------
REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
   Net realized loss on investments                    (898)                       (113)
   Change in net unrealized appreciation
      (depreciation) on investments                     337                        (614)
                                                    -------                     -------
      Net realized and unrealized
         loss on investments                           (561)                       (727)
                                                    -------                     -------
Net increase (decrease)
   in net assets resulting
   from operations                                  $   833                     $   (84)
                                                    =======                     =======

Amounts designated as "--" are either $0 or have been rounded to $0.
(1) See Note 3 in the Notes to Financial Statements for Advisory expense recovery.

                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS (000'S)
For the six months ended March 31, 2006 (Unaudited)

                                                                                              AHA SOCIALLY RESPONSIBLE
                                            AHA BALANCED FUND   AHA DIVERSIFIED EQUITY FUND         EQUITY FUND
                                            -----------------   ---------------------------   ------------------------
INVESTMENT INCOME:
   Dividends                                     $    97                 $   826                     $   232
   Interest                                          158                     106                          12
   Income from securities lending -- net              --                       1                           1
   Foreign taxes withheld                             --                      --                          (3)
                                                 -------                 -------                     -------
      Total investment income                        255                     933                         242
                                                 -------                 -------                     -------

EXPENSES:
   Investment advisory fees                           67                     373                          83
   Administration fees                                 5                      28                           6
   Distribution expense -- Class A Shares             --                      12                          --
   Directors' fees and expenses                       --                       1                           1
   Reorganization expenses                            10                      52                          12
   Transfer agent fees and expenses                    6                      19                          10
   Audit fees                                          2                      12                           3
   Registration fees                                   2                      13                           3
   Reports to shareholders                             2                      10                           2
   Custodian fees and expenses                         1                       4                           1
   Legal fees                                          1                       3                          --
   Other expenses                                      4                      19                           4
                                                 -------                 -------                     -------
      Total expenses                                 100                     546                         125
                                                 -------                 -------                     -------
   Advisory expense waiver/recovery(1)               (10)                    (32)                        (10)
                                                 -------                 -------                     -------
      Net expenses                                    90                     514                         115
                                                 -------                 -------                     -------
Net investment income                                165                     419                         127
                                                 -------                 -------                     -------

REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
   Net realized gain on investments                  810                   5,627                         179
   Change in net unrealized appreciation
      (depreciation) on investments                 (117)                    680                         822
                                                 -------                 -------                     -------
      Net realized and unrealized gain
         on investments                              693                   6,307                       1,001
                                                 -------                 -------                     -------
Net increase in net assets
   resulting from operations                     $   858                 $ 6,726                     $ 1,128
                                                 =======                 =======                     =======

Amounts designated as "--" are either $0 or have been rounded to $0.
(1) See Note 3 in the Notes to Financial Statements for Advisory expense recovery.

                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS (000'S)

                                                                   AHA LIMITED MATURITY FIXED INCOME FUND
                                                           ------------------------------------------------------
                                                               FOR THE
                                                           SIX MONTHS ENDED     FOR THE PERIOD        FOR THE
                                                            MARCH 31, 2006      JULY 1, 2005 TO     YEAR ENDED
                                                            (UNAUDITED)(1)    SEPTEMBER 30, 2005   JUNE 30, 2005
                                                           ----------------   ------------------   --------------
OPERATIONS:
   Net investment income                                   $          1,394   $              703   $       2,941
   Net realized loss on investments sold                               (898)                (138)           (729)
   Change in net unrealized appreciation
     (depreciation) on investments                                      337                 (310)             36
                                                           ----------------   ------------------   -------------
     Net increase in net assets resulting
       from investment operations                                       833                  255           2,248
                                                           ----------------   ------------------   -------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   Dividends to shareholders from
     net investment income
     Class I                                                         (1,385)                (699)         (2,955)+
     Class A                                                             (9)                  (5)            (10)+
   Distributions to shareholders from
     net realized gains
     Class I                                                             --                   --            (168)
                                                           ----------------   ------------------   -------------
   Total dividends and distributions to shareholders                 (1,394)                (704)         (3,133)
                                                           ----------------   ------------------   -------------

FUND SHARE TRANSACTIONS:
   Fund Share Transactions: Class I
     Net proceeds from shares sold                                      338                  421          13,268
     Reinvestment of dividends                                          726                  385           1,874
     Cost of shares redeemed                                        (44,258)             (16,480)        (45,710)
                                                           ----------------   ------------------   -------------
   Total Fund Share Transactions Class I                            (43,194)             (15,674)        (30,568)
                                                           ----------------   ------------------   -------------

   Fund Share Transactions: Class A
     Net proceeds from shares sold                                       --                   --           1,066
     Reinvestment of dividends                                            9                    5              10
     Cost of shares redeemed                                           (637)                (250)             (1)
                                                           ----------------   ------------------   -------------
   Total Fund Share Transactions Class A                               (628)                (245)          1,075
                                                           ----------------   ------------------   -------------
     Net decrease in net assets
       from capital share contributions                             (43,822)             (15,919)        (29,493)
                                                           ----------------   ------------------   -------------
Total decrease in net assets                                        (44,383)             (16,368)        (30,378)
                                                           ----------------   ------------------   -------------

NET ASSETS:
   Beginning of period                                              113,203              129,571         159,949
                                                           ----------------   ------------------   -------------
   End of period                                           $         68,820   $          113,203   $     129,571
                                                           ================   ==================   =============

Amounts designated as "--" are either $0 or have been rounded to $0.
+ Includes a tax return of capital of less than $1 (000's) for the Fund for the year ended June 30, 2005.
(1) On October 3, 2005, the Limited Maturity Fixed Income Fund was reorganized into the AHA Limited Maturity Fixed Income Fund, a newly established identical series of the CNI Charter Funds. See Note 1 in Notes to Financial Statements for more information.

                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS (000'S)

                                                                    AHA FULL MATURITY FIXED INCOME FUND
                                                           ------------------------------------------------------
                                                               FOR THE
                                                           SIX MONTHS ENDED     FOR THE PERIOD        FOR THE
                                                            MARCH 31, 2006      JULY 1, 2005 TO     YEAR ENDED
                                                            (UNAUDITED)(1)    SEPTEMBER 30, 2005   JUNE 30, 2005
                                                           ----------------   ------------------   --------------
OPERATIONS:
   Net investment income                                   $            643   $              272   $       1,092
   Net realized gain (loss) on investments sold,
     option contracts expired or closed and
     futures contracts closed                                          (113)                 (81)            230
   Change in net unrealized appreciation
     (depreciation) on investments, written options
     and futures contracts                                             (614)                (356)            353
                                                           ----------------   ------------------   -------------
     Net increase (decrease) in net assets resulting
       from investment operations                                       (84)                (165)          1,675
                                                           ----------------   ------------------   -------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   Dividends to shareholders from
     net investment income
     Class I                                                           (640)                (276)         (1,108)
     Class A                                                             (3)                  (1)             (4)
   Distributions to shareholders from
     net realized gains
     Class I                                                           (179)                  --            (267)
     Class A                                                             (1)                  --              (1)
                                                           ----------------   ------------------   -------------
   Total dividends and distributions to shareholders                   (823)                (277)         (1,380)
                                                           ----------------   ------------------   -------------

FUND SHARE TRANSACTIONS:
   Fund Share Transactions: Class I
     Net proceeds from shares sold                                    2,856                  125           5,020
     Reinvestment of dividends                                          315                  119             658
     Cost of shares redeemed                                         (3,493)                  --          (2,970)
                                                           ----------------   ------------------   -------------
   Total Fund Share Transactions Class I                               (322)                 244           2,708
                                                           ----------------   ------------------   -------------
   Fund Share Transactions: Class A
     Net proceeds from shares sold                                        9                    1              29
     Reinvestment of dividends                                            3                    1               5
     Cost of shares redeemed                                             (5)                  --              (5)
                                                           ----------------   ------------------   -------------
   Total Fund Share Transactions Class A                                  7                    2              29
                                                           ----------------   ------------------   -------------
     Net increase (decrease) in net assets
       from capital share contributions                                (315)                 246           2,737
                                                           ----------------   ------------------   -------------
Total increase (decrease) in net assets                              (1,222)                (196)          3,032
                                                           ----------------   ------------------   -------------

NET ASSETS:
   Beginning of period                                               31,898               32,094          29,062
                                                           ----------------   ------------------   -------------
   End of period                                           $         30,676   $           31,898   $      32,094
                                                           ================   ==================   =============

Amounts designated as "--" are either $0 or have been rounded to $0.
(1) On October 3, 2005, the Full Maturity Fixed Income Fund was reorganized into the AHA Full Maturity Fixed Income Fund, a newly established identical series of the CNI Charter Funds. See Note 1 in Notes to Financial Statements for additional information.

                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS (000'S)

                                                                             AHA BALANCED FUND
                                                           -----------------------------------------------------
                                                               FOR THE
                                                           SIX MONTHS ENDED     FOR THE PERIOD        FOR THE
                                                            MARCH 31, 2006      JULY 1, 2005 TO     YEAR ENDED
                                                            (UNAUDITED)(1)    SEPTEMBER 30, 2005   JUNE 30, 2005
                                                           ----------------   ------------------   -------------
OPERATIONS:
   Net investment income                                   $            165   $               72   $         293
   Net realized gain on investments sold                                810                   82           1,152
   Change in net unrealized appreciation (depreciation)
     on investments                                                    (117)                 182              51
                                                           ----------------   ------------------   -------------
     Net increase in net assets resulting
       from investment operations                                       858                  336           1,496
                                                           ----------------   ------------------   -------------

DIVIDENDS TO SHAREHOLDERS:
   Dividends to shareholders from
     net investment income
     Class I                                                           (164)                 (75)           (301)
   Distributions to shareholders from
     net realized gains
     Class I                                                         (1,084)                  --              --
                                                           ----------------   ------------------   -------------
   Total dividends and distributions to shareholders                 (1,248)                 (75)           (301)
                                                           ----------------   ------------------   -------------

FUND SHARE TRANSACTIONS:
   Fund Share Transactions: Class I
     Net proceeds from shares sold                                       --                   --              --
     Reinvestment of dividends                                           54                    3              13
     Cost of shares redeemed                                             --                   --             (50)
                                                           ----------------   ------------------   -------------
   Total Fund Share Transactions Class I                                 54                    3             (37)
                                                           ----------------   ------------------   -------------
     Net increase (decrease) in net assets
       from capital share contributions                                  54                    3             (37)
                                                           ----------------   ------------------   -------------
   Total increase (decrease) in net assets                             (336)                 264           1,158
                                                           ----------------   ------------------   -------------

NET ASSETS:
   Beginning of period                                               18,352               18,088          16,930
                                                           ----------------   ------------------   -------------
   End of period*                                          $         18,016   $           18,352   $      18,088
                                                           ================   ==================   =============
   * Including undistributed
     net investment income of:                             $             12   $               11   $          11
                                                           ================   ==================   =============

Amounts designated as "--" are either $0 or have been rounded to $0.
(1) On October 3, 2005, the Balanced Fund was reorganized into the AHA Balanced Fund, a newly established identical series of the CNI Charter Funds. See Note 1 in Notes to Financial Statements for additional information.

                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS (000'S)

                                                                        AHA DIVERSIFIED EQUITY FUND
                                                           -----------------------------------------------------
                                                               FOR THE
                                                           SIX MONTHS ENDED     FOR THE PERIOD        FOR THE
                                                            MARCH 31, 2006      JULY 1, 2005 TO     YEAR ENDED
                                                            (UNAUDITED)(1)    SEPTEMBER 30, 2005   JUNE 30, 2005
                                                           ----------------   ------------------   -------------
OPERATIONS:
   Net investment income                                   $            419   $              103   $         639
   Net realized gain on investments sold                              5,627                1,203           6,989
   Change in net unrealized appreciation
     on investments                                                     680                2,209             734
                                                           ----------------   ------------------   -------------
     Net increase in net assets resulting
       from investment operations                                     6,726                3,515           8,362
                                                           ----------------   ------------------   -------------

DIVIDENDS TO SHAREHOLDERS:
   Dividends to shareholders from
     net investment income
     Class I                                                           (370)                 (98)           (609)
     Class A                                                            (29)                  (5)            (43)
   Distributions to shareholders from
     net realized gains
     Class I                                                         (3,918)                  --              --
     Class A                                                           (440)                  --              --
                                                           ----------------   ------------------   -------------
   Total dividends and distributions to shareholders                 (4,757)                (103)           (652)
                                                           ----------------   ------------------   -------------

FUND SHARE TRANSACTIONS:
   Fund Share Transactions: Class I
     Net proceeds from shares sold                                   24,953                  988           8,194
     Reinvestment of dividends                                        2,915                   78             498
     Cost of shares redeemed                                         (9,727)              (4,209)         (2,277)
                                                           ----------------   ------------------   -------------
   Total Fund Share Transactions Class I                             18,141               (3,143)          6,415
                                                           ----------------   ------------------   -------------
   Fund Share Transactions: Class A
     Net proceeds from shares sold                                      633                  391           1,161
     Reinvestment of dividends                                          423                    5              37
     Cost of shares redeemed                                           (475)                (119)           (432)
                                                           ----------------   ------------------   -------------
   Total Fund Share Transactions Class A                                581                  277             766
                                                           ----------------   ------------------   -------------
     Net increase (decrease) in net assets
       from capital share contributions                              18,722               (2,866)          7,181
                                                           ----------------   ------------------   -------------
   Total increase in net assets                                      20,691                  546          14,891
                                                           ----------------   ------------------   -------------

NET ASSETS:
   Beginning of period                                               90,898               90,352          75,461
                                                           ----------------   ------------------   -------------
   End of period*                                          $        111,589   $           90,898   $      90,352
                                                           ================   ==================   =============
   * Including undistributed
     net investment income of:                             $             25   $                5   $           5
                                                           ================   ==================   =============

Amounts designated as "--" are either $0 or have been rounded to $0.
(1) On October 3, 2005, the Diversified Equity Fund was reorganized into the AHA Diversified Equity Fund, a newly established identical series of the CNI Charter Funds. See Note 1 in Notes to Financial Statements for additional information.

                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS (000'S)

                                                                    AHA SOCIALLY RESPONSIBLE EQUITY FUND
                                                           ---------------------------------------------------------
                                                               FOR THE                              FOR THE PERIOD
                                                           SIX MONTHS ENDED     FOR THE PERIOD     JANUARY 3, 2005**
                                                            MARCH 31, 2006      JULY 1, 2005 TO           TO
                                                            (UNAUDITED)(1)    SEPTEMBER 30, 2005     JUNE 30, 2005
                                                           ----------------   ------------------   -----------------
OPERATIONS:
   Net investment income                                   $            127   $               49   $             111
   Net realized gain on investments sold                                179                   69                  34
   Change in net unrealized appreciation
     (depreciation) on investments                                      822                1,155                (176)
                                                           ----------------   ------------------   -----------------
     Net increase (decrease) in net assets resulting
       from investment operations                                     1,128                1,273                 (31)
                                                           ----------------   ------------------   -----------------

DIVIDENDS TO SHAREHOLDERS:
   Dividends to shareholders from
     net investment income
     Class I                                                           (118)                 (45)               (109)
   Distributions to shareholders from
     net realized gains
     Class I                                                           (102)                  --                  --
                                                           ----------------   ------------------   -----------------
   Total dividends and distributions to shareholders                   (220)                 (45)               (109)
                                                           ----------------   ------------------   -----------------

FUND SHARE TRANSACTIONS:
   Fund Share Transactions: Class I
     Net proceeds from shares sold                                    1,106                  467              21,083
     Reinvestment of dividends                                          220                   45                 109
     Cost of shares redeemed                                         (1,026)                (455)               (542)
                                                           ----------------   ------------------   -----------------
       Total Fund Share Transactions Class I                            300                   57              20,650
                                                           ----------------   ------------------   -----------------
   Fund Share Transactions: Class A+
     Net proceeds from shares sold                                       36                   15                  --
     Reinvestment of dividends                                           --                   --                  --
     Cost of shares redeemed                                             --                   --                  --
                                                           ----------------   ------------------   -----------------
       Total Fund Share Transactions Class A                             36                   15                  --
                                                           ----------------   ------------------   -----------------
   Net increase in net assets
     from capital share contributions                                   336                   72              20,650
                                                           ----------------   ------------------   -----------------
Total increase in net assets                                          1,244                1,300              20,510
                                                           ----------------   ------------------   -----------------

NET ASSETS:
   Beginning of period                                               21,810               20,510                  --
                                                           ----------------   ------------------   -----------------
   End of period*                                          $         23,054   $           21,810   $          20,510
                                                           ================   ==================   =================
   * Including undistributed
     net investment income of:                             $             15   $                6   $               2
                                                           ================   ==================   =================

**    Commencement of operations
 +    Class A shares were offered starting August 12, 2005.
Amounts designated as "--" are either $0 or have been rounded to $0.
(1) On October 3, 2005, the Socially Responsible Equity Fund was reorganized into the AHA Socially Responsible Equity Fund, a newly established identical series of the CNI Charter Funds. See Note 1 in Notes to Financial Statements for additional information.

                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                     AHA LIMITED MATURITY FIXED INCOME FUND - CLASS I SHARES
                                              FOR THE
                                             SIX MONTHS         FOR THE PERIOD         FOR THE YEARS ENDED JUNE 30,
                                               ENDED             JULY 1, 2005          ----------------------------
                                             MARCH 31,             THROUGH
                                                2006            SEPTEMBER 30,
                                            (UNAUDITED)+            2005*                  2005            2004
                                            ------------        --------------         -----------     -----------
PER SHARE DATA(1)(6):
   Net Asset Value,
     Beginning of Period                    $      10.57        $        10.61         $     10.68     $     10.86
                                            ------------        --------------         -----------     -----------
   Income from Investment
   Operations:
     Net investment income                          0.16                  0.06                0.22            0.18
     Net realized and unrealized
       gain (loss) on investments                  (0.07)                (0.04)              (0.06)          (0.18)
                                            ------------        --------------         -----------     -----------
       Total gain from
          investment operations                     0.09                  0.02                0.16            0.00
                                            ------------        --------------         -----------     -----------
   Less Dividends and Distributions:
     From net investment income                    (0.16)                (0.06)              (0.22)(8)       (0.18)
     From realized gains                              --                    --               (0.01)             --
                                            ------------        --------------         -----------     -----------
       Total dividends and
          distributions                            (0.16)                (0.06)              (0.23)          (0.18)
                                            ------------        --------------         -----------     -----------
   Net Asset Value, End of Period           $      10.50        $        10.57         $     10.61     $     10.68
                                            ============        ==============         ===========     ===========

   Total Return on Net Asset Value(2)               0.89%(9)             0.20%(9)             1.53%          (0.05)%

SUPPLEMENTAL DATA AND RATIOS(6):
   Net assets, end of period (000's)        $     68,629        $      112,381         $   128,501     $   159,949
   Ratio of net operating expenses
     to average net assets(3)(4):
     Before waivers and recoveries                  0.90%(10)             0.88%(10)           0.79%           0.73%
     After waivers and recoveries                   0.75%(10)             0.86%(10)           0.78%           0.73%
   Program service fee(4)                            N/A                   N/A                 N/A             N/A
   Ratio of net investment income
     to average net assets(3)                       2.97%(10)             2.20%(10)           2.01%           1.65%
   Portfolio turnover rate(7)                      51.77%                 4.33%             109.44%          97.66%

                                     AHA LIMITED MATURITY FIXED INCOME FUND - CLASS I SHARES

                                                  FOR THE YEARS ENDED JUNE 30,
                                            ---------------------------------------
                                                 2003        2002          2001
                                            ------------   --------     -----------
PER SHARE DATA(1)(6):
   Net Asset Value,
     Beginning of Period                    $      10.65   $  10.43     $     10.11
                                            ------------   --------     -----------
   Income from Investment
   Operations:
     Net investment income                          (0.28)     0.44            0.63
     Net realized and unrealized
       gain (loss) on investments                   0.21       0.22            0.32
                                            ------------   --------     -----------
       Total gain from
          investment operations                     0.49       0.66            0.95
                                            ------------   --------     -----------
   Less Dividends and Distributions:
     From net investment income                    (0.28)     (0.44)          (0.63)
     From realized gains                              --         --              --
                                            ------------   --------     -----------
       Total dividends and
          distributions                            (0.28)     (0.44)          (0.63)
                                            ------------   --------     -----------
   Net Asset Value, End of Period           $      10.86   $  10.65     $     10.43
                                            ============   ========     ===========

   Total Return on Net Asset Value(2)               4.65%      6.16%           9.17%

SUPPLEMENTAL DATA AND RATIOS(6):
   Net assets, end of period (000's)        $     96,605   $ 85,644     $    51,076
   Ratio of net operating expenses
     to average net assets(3)(4):
     Before waivers and recoveries                  0.83%      0.78%           0.24%
     After waivers and recoveries                   0.85%      0.76%           0.24%
   Program service fee(4)                            N/A       0.13%           0.50%
   Ratio of net investment income
     to average net assets(3)                       2.58%      4.00%           6.50%
   Portfolio turnover rate(7)                        N/A      60.24%(5)      189.31%

*     The Fund's fiscal and tax year-end changed from June 30 to September 30.
+ On October 3, 2005, the Limited Maturity Fixed Income Fund was reorganized into the AHA Limited Maturity Fixed Income Fund, a newly established identical series of the CNI Charter Funds. See Note 1 in Notes to Financial Statements for more information.
(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2) Total Return on Net Asset Value is net of the service fee for the period July 1, 2001 through October 31, 2001, and for the fiscal year ended 2001. Beginning November 1, 2001 the management fee is included in the calculation of the Fund's net asset value.
(3) Ratios include all management fees and expenses except for the program service fee.
(4) Program service fee discontinued as of October 31, 2001. Effective November 1, 2001, the Advisor expense ratio is included as a general operating expense of the Fund.
(5) Rate listed represents the portfolio turnover rate from July 1, 2001 through October 31, 2001 (date on which Feeder Fund entered into a master-feeder fund structure).
(6) For the period from November 1, 2001 through June 30, 2003, the per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of its Master Portfolio.
(7) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. For periods less than 1 year, portfolio turnover rate has not been annualized.
(8) Includes a tax return of capital of $355, which is less than $0.01 per share, for the Fund for the year ended June 30, 2005.
(9)   Not annualized.
(10)  Annualized.

                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                      AHA LIMITED MATURITY FIXED INCOME FUND -
                                                                                   CLASS A SHARES

                                                             FOR THE
                                                        SIX MONTHS ENDED      FOR THE PERIOD            FOR THE PERIOD
                                                         MARCH 31, 2006    JULY 1, 2005 THROUGH   OCTOBER 22, 2004* THROUGH
                                                          (UNAUDITED)+     SEPTEMBER 30, 2005**         JUNE 30, 2005
                                                        ----------------   --------------------   -------------------------
PER SHARE DATA(1):
   Net Asset Value,
      Beginning of Period                                 $  10.58             $   10.62                $   10.77
                                                          --------             ---------                ---------
   Income from Investment Operations:
      Net investment income                                   0.18                  0.05                     0.14
      Net realized and unrealized loss on investments        (0.10)                (0.04)                   (0.13)
                                                          --------             ---------                ---------
         Total gain from investment operations                0.08                  0.01                     0.01
                                                          --------             ---------                ---------
   Less Dividends and Distributions:
      From net investment income                             (0.15)                (0.05)                   (0.15)(3)
      From realized gains                                       --                    --                    (0.01)
                                                          --------             ---------                ---------
         Total dividends and distributions                   (0.15)                (0.05)                   (0.16)
                                                          --------             ---------                ---------
   Net Asset Value, End of Period                         $  10.51             $   10.58                $   10.62
                                                          ========             =========                =========

   Total Return on Net Asset Value                            0.71%(4)              0.13%(4)                 0.12%(4)

SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (000's)                      $    191             $     822                $   1,070
   Ratio of net operating expenses to average net
      assets:
         Before waivers and recoveries                        1.15%(5)              1.11%(5)                 1.07%(5)
         After waivers and recoveries                         1.00%(5)              1.10%(5)                 1.03%(5)
   Ratio of net investment income to average net
      assets                                                  2.73%(5)              1.95%(5)                 1.75%(5)
   Portfolio turnover rate(2)                                51.77%                 4.33%                  109.44%

  *   Commencement of operations.
 **   The Fund's fiscal and tax year-end changed from June 30 to September 30.
  + On October 3, 2005, the Limited Maturity Fixed Income Fund was reorganized into the AHA Limited Maturity Fixed Income Fund, a newly established identical series of the CNI Charter Funds. See Note 1 in Notes to Financial Statements for more information.
(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. For periods less than 1 year, portfolio turnover rate has not been annualized.
(3) Includes a tax return of capital of $355, which is less than $0.01 per share, for the Fund for the year ended June 30, 2005.
(4)   Not annualized.
(5)   Annualized.

                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                            AHA FULL MATURITY FIXED INCOME FUND - CLASS I SHARES

                                           FOR THE
                                          SIX MONTHS     FOR THE PERIOD                 FOR THE YEARS ENDED JUNE 30,
                                            ENDED         JULY 1, 2005    --------------------------------------------------------
                                          MARCH 31,         THROUGH
                                             2006         SEPTEMBER 30,
                                         (UNAUDITED)+        2005*          2005        2004        2003       2002         2001
                                         ------------    --------------   ---------  ---------    --------   --------     --------
PER SHARE DATA(1)(7):
   Net Asset Value,
      Beginning of Period                $  10.35         $  10.50         $  10.39  $   10.87    $  10.34   $  10.10     $   9.68
                                         --------         --------         --------  ---------    --------   --------     --------
   Income from Investment
   Operations:
      Net investment income                  0.21             0.09             0.38       0.36(2)     0.49       0.52         0.63
      Net realized and unrealized gain
         (loss) on investments              (0.23)           (0.15)            0.20      (0.36)       0.53       0.24         0.42
                                         --------         --------         --------  ---------    --------   --------     --------
         Total gain (loss) from
            investment operations           (0.02)           (0.06)            0.58       0.00        1.02       0.76         1.05
                                         --------         --------         --------  ---------    --------   --------     --------
   Less Dividends and Distributions:
      From net investment income            (0.21)           (0.09)           (0.38)     (0.39)      (0.49)     (0.52)       (0.63)
      From realized gains                   (0.06)              --            (0.09)     (0.09)         --         --           --
                                         --------         --------         --------  ---------    --------   --------     --------
         Total dividends and
            distributions                   (0.27)           (0.09)           (0.47)     (0.48)      (0.49)     (0.52)       (0.63)
                                         --------         --------         --------  ---------    --------   --------     --------
   Net Asset Value, End of Period        $  10.06         $  10.35         $  10.50  $   10.39    $  10.87   $  10.34     $  10.10
                                         ========         ========         ========  =========    ========   ========     ========

   Total Return on Net Asset Value(3)       (0.18)%(9)        0.57%(9)         5.72%      0.08%      10.06%      7.40%       10.61%

SUPPLEMENTAL DATA AND RATIOS(7):
   Net assets, end of period (000's)     $ 30,540         $ 31,764         $ 31,960  $  28,958    $ 31,264   $ 38,267     $ 38,540
   Ratio of net operating expenses to
      average net assets(4)(5):
      Before waivers and recoveries          0.88%(10)        0.83%(10)        0.95%      0.98%       1.29%      1.08%        0.31%
      After waivers and recoveries           0.80%(10)        1.00%(10)        1.00%      1.00%       1.00%      0.76%        0.31%
   Program service fee(5)                     N/A              N/A              N/A        N/A         N/A       0.17%        0.50%
   Ratio of net investment income to
      average net assets(4)                  4.17%(10)        3.37%(10)        3.58%      3.40%       4.51%      5.09%        6.74%
   Portfolio turnover rate(8)               59.66%           17.47%          144.07%    302.49%        N/A      99.46%(6)   236.10%

  *   The Fund's fiscal and tax year-end changed from June 30 to September 30.
  + On October 3, 2005, the Full Maturity Fixed Income Fund was reorganized into the AHA Full Maturity Fixed Income Fund, a newly established identical series of the CNI Charter Funds. See Note 1 in Notes to Financial Statements for additional information.
(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2) Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(3) Total Return on Net Asset Value is net of the service fee for the period from July 1, 2001 through October 31, 2001, and for the fiscal year ended 2001. Beginning November 1, 2001 the management fee is included in the calculation of the Fund's net asset value.
(4) Ratios include all management fees and expenses except for the program service fee.
(5) Program service fee discontinued as of October 31, 2001. Effective November 1, 2001, the Advisor expense ratio is included as a general operating expense of the Fund.
(6) Rate listed represents the portfolio turnover rate from July 1, 2001 through October 31, 2001 (date on which Feeder Fund entered into a master-feeder fund structure).
(7) For the period from November 1, 2001 through June 30, 2003, the per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of its Master Portfolio.
(8) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. For periods less than 1 year, portfolio turnover rate has not been annualized.
(9)   Not annualized.
(10)  Annualized.

                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                   AHA FULL MATURITY FIXED INCOME FUND -
                                                                              CLASS A SHARES

                                                      FOR THE          FOR THE PERIOD                      FOR THE PERIOD
                                                 SIX MONTHS ENDED       JULY 1, 2005          FOR THE       MAY 11, 2004*
                                                  MARCH 31, 2006          THROUGH            YEAR ENDED        THROUGH
                                                   (UNAUDITED)+     SEPTEMBER 30, 2005**   JUNE 30, 2005    JUNE 30, 2004
                                                 ----------------   --------------------   -------------   --------------
PER SHARE DATA(1):
   Net Asset Value,
      Beginning of Period                          $ 10.36              $ 10.50               $ 10.39        $ 10.32
                                                   -------              -------               -------        -------
   Income from Investment Operations:
      Net investment income                           0.20                 0.08                  0.34           0.04
      Net realized and unrealized gain
         (loss) on investments                       (0.24)               (0.14)                 0.22           0.09
                                                   -------              -------               -------        -------
         Total gain (loss) from investment
            operations                               (0.04)               (0.06)                 0.56           0.13
                                                   -------              -------               -------        -------
   Less Dividends and Distributions:
      From net investment income                     (0.20)               (0.08)                (0.36)         (0.06)
      From realized gains                            (0.06)                  --                 (0.09)            --
                                                   -------              -------               -------        -------
         Total dividends and distributions           (0.26)               (0.08)                (0.45)         (0.06)
                                                   -------              -------               -------        -------
   Net Asset Value, End of Period                  $ 10.06              $ 10.36               $ 10.50        $ 10.39
                                                   =======              =======               =======        =======

   Total Return on Net Asset Value                   (0.40)%(2)           (0.54)%(2)             5.46%          1.29%(2)

SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (000's)               $   136              $   134               $   134        $   104
   Ratio of net operating expenses to
      average net assets:
         Before expense waivers and recoveries        1.13%(3)             1.08%(3)              1.20%          1.15%(3)
         After expense waivers and recoveries         1.05%(3)             1.25%(3)              1.25%          1.25%(3)
   Ratio of net investment income to average
      net assets                                      3.92%(3)             3.12%(3)              3.33%          3.27%(3)
   Portfolio turnover rate(4)                        59.66%               17.47%               144.07%        302.49%

  *   Commencement of operations.
 **   The Fund's fiscal and tax year-end changed from June 30 to September 30.
  + On October 3, 2005, the Full Maturity Fixed Income Fund was reorganized into the AHA Full Maturity Fixed Income Fund, a newly established identical series of the CNI Charter Funds. See Note 1 in Notes to Financial Statements for additional information.
(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2)   Not annualized.
(3)   Annualized.
(4) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. For periods less than 1 year, portfolio turnover rate has not been annualized.

                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                    AHA BALANCED FUND - CLASS I SHARES

                                           FOR THE
                                         SIX MONTHS    FOR THE PERIOD                  FOR THE YEARS ENDED JUNE 30,
                                            ENDED       JULY 1, 2005    ----------------------------------------------------------
                                          MARCH 31,       THROUGH
                                            2006       SEPTEMBER 30,
                                        (UNAUDITED)+        2005*         2005       2004        2003        2002          2001
                                        ------------   --------------   --------   --------    --------   ---------     ----------
PER SHARE DATA(1)(7):
   Net Asset Value,
      Beginning of Period               $   9.76        $   9.62        $   8.98   $   8.03    $   8.03   $    9.17     $    12.44
                                        --------        --------        --------   --------    --------   ---------     ----------
   Income from Investment
   Operations:
      Net investment income                 0.09            0.04            0.16       0.10(2)     0.11        0.12           0.45
      Net realized and unrealized
         gain (loss) on investments         0.37            0.14            0.64       0.97          --       (0.72)          0.16
                                        --------        --------        --------   --------    --------   ---------     ----------
         Total gain (loss) from
            investment operations           0.46            0.18            0.80       1.07        0.11       (0.60)          0.61
                                        --------        --------        --------   --------    --------   ---------     ----------
   Less Dividends and Distributions:
      From net investment income           (0.09)          (0.04)          (0.16)     (0.12)      (0.11)      (0.12)         (0.36)
      From realized gains                  (0.58)             --              --         --          --       (0.42)         (3.52)
                                        --------        --------        --------   --------    --------   ---------     ----------
         Total dividends and
            distributions                  (0.67)          (0.04)          (0.16)     (0.12)      (0.11)      (0.54)         (3.88)
                                        --------        --------        --------   --------    --------   ---------     ----------
   Net Asset Value, End of Period       $   9.55        $   9.76        $   9.62   $   8.98    $   8.03   $    8.03     $     9.17
                                        ========        ========        ========   ========    ========   =========     ==========

   Total Return on Net Asset Value(3)       4.84%(8)        1.87%(8)        8.97%     13.41%       1.40%      (6.94)%         6.21%

SUPPLEMENTAL DATA AND RATIOS(7):
   Net assets, end of period (000's)    $ 18,016        $ 18,352        $ 18,088   $ 16,930    $ 18,615   $  23,375     $   23,591
   Ratio of net operating expenses to
      average net assets(4)(5):
      Before waivers and recoveries         1.12%(9)        1.10%(9)        1.25%      1.31%       1.81%       1.64%          0.46%
      After waivers and recoveries          1.00%(9)        0.98%(9)        1.20%      1.50%       1.50%       1.13%          0.46%
   Program service fee(5)                    N/A             N/A             N/A        N/A         N/A        0.24%          0.75%
   Ratio of net investment income to
      average net assets(4)                 1.84%(9)        1.54%(9)        1.69%      1.14%       1.43%       1.42%          2.66%
   Portfolio turnover rate                 31.99%          13.53%          98.60%     69.85%        N/A       80.33%(6)     220.34%

  *   The Fund's fiscal and tax year-end changed from June 30 to September 30.
  + On October 3, 2005, the Balanced Fund was reorganized into the AHA Balanced Fund, a newly established identical series of the CNI Charter Funds. See Note 1 in Notes to Financial Statements for additional information.
(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2) Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(3) Total Return on Net Asset Value is net of the service fee for the period from July 1, 2001 through October 31, 2001, and for the fiscal year ended 2001. Beginning November 1, 2001 the management fee is included in the calculation of the Fund's net asset value.
(4) Ratios include all management fees and expenses except for the program service fee.
(5) Program service fee discontinued as of October 31, 2001. Effective November 1, 2001, the Advisor expense ratio is included as a general operating expense of the Fund.
(6) Rate listed represents the portfolio turnover rate from July 1, 2001 through October 31, 2001 (date on which Feeder Fund entered into a master-feeder fund structure).
(7) For the period from November 1, 2001 through June 30, 2003, the per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of its Master Portfolio.
(8)   Not annualized.
(9)   Annualized.

                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                AHA DIVERSIFIED EQUITY FUND - CLASS I SHARES

                                            FOR THE
                                           SIX MONTHS   FOR THE PERIOD                 FOR THE YEARS ENDED JUNE 30,
                                              ENDED      JULY 1, 2005   ----------------------------------------------------------
                                            MARCH 31,      THROUGH
                                              2006      SEPTEMBER 30,
                                          (UNAUDITED)+       2005*         2005        2004        2003        2002         2001
                                          ------------  --------------  ----------  ----------  ----------  ----------  ----------
PER SHARE DATA(1)(6):
   Net Asset Value, Beginning of Period    $    17.42     $   16.79      $ 15.39     $ 12.74     $ 13.08     $  15.90    $ 21.04
                                           ----------     ---------      -------     -------     -------     --------    -------

   Income from Investment Operations:
     Net investment income                       0.08          0.02         0.13        0.10        0.08        0.10        0.26
     Net realized and unrealized gain
       (loss) on investments                     1.06          0.63         1.40        2.65       (0.34)      (2.01)      (0.21)
                                           ----------     ---------      -------     -------     -------     -------     -------
       Total gain (loss) from investment
         operations                              1.14          0.65         1.53        2.75       (0.26)      (1.91)       0.05
                                           ----------     ---------      -------     -------     -------     -------     -------
   Less Dividends and Distributions:
     From net investment income                 (0.07)        (0.02)       (0.13)      (0.10)      (0.08)      (0.11)      (0.26)
     From realized gains                        (0.80)           --           --          --          --       (0.80)      (4.93)
                                           ----------     ---------      -------     -------     -------     -------     -------
       Total dividends and distributions        (0.87)        (0.02)       (0.13)      (0.10)      (0.08)      (0.91)      (5.19)
                                           ----------     ---------      -------     -------     -------     -------     -------
   Net Asset Value, End of Period          $    17.69     $   17.42      $ 16.79     $ 15.39     $ 12.74     $ 13.08     $ 15.90
                                           ==========     =========      =======     =======     =======     =======     =======

   Total Return on Net Asset Value(2)            6.76%(8)      3.88%(8)     9.95%      21.60%      (1.98)%    (12.75)%      1.17%

SUPPLEMENTAL DATA AND RATIOS(6):
   Net assets, end of period (000's)       $  101,390     $  81,447      $81,510     $68,068     $55,564     $85,673     $92,053
   Ratio of net operating expenses to
     average net assets:(3)(4)
       Before waivers and recoveries             1.07%(9)      1.08%(9)     1.07%       1.02%       1.18%       0.84%       0.16%
       After waivers and recoveries              1.01%(9)      1.13%(9)     1.05%       1.02%       1.18%       0.84%       0.16%
   Program service fee(4)                         N/A           N/A          N/A         N/A         N/A        0.25%       0.75%
   Ratio of net investment income to
     average net assets(3)                       0.87%(9)      0.46%(9)     0.78%       0.67%       0.61%       0.66%       1.33%
   Portfolio turnover rate(7)                   47.01%        20.08%      128.37%      97.51%        N/A       29.13%(5)   99.48%

  *   The Fund's fiscal and tax year-end changed from June 30 to September 30.
  + On October 3, 2005, the Diversified Equity Fund was reorganized into the AHA Diversified Equity Fund, a newly established identical series of the CNI Charter Funds. See Note 1 in Notes to Financial Statements for additional information.
(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2) Total Return on Net Asset Value is net of the service fee for the period from July 1, 2001 through October 31, 2001, and for the fiscal year ended 2001. Beginning November 1, 2001 the management fee is included in the calculation of the Fund's net asset value.
(3) Ratios include all management fees and expenses except for the program service fee.
(4) Program service fee discontinued as of October 31, 2001. Effective November 1, 2001, the Advisor expense ratio is included as a general operating expense of the Fund.
(5) Rate listed represents the portfolio turnover rate from July 1, 2001 through October 31, 2001 (date on which Feeder Fund entered into a master-feeder fund structure).
(6) For the period from November 1, 2001 through June 30, 2003, the per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of its Master Portfolio.
(7) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. For periods less than 1 year, portfolio turnover rate has not been annualized.
(8)   Not annualized.
(9)   Annualized.

                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                         AHA DIVERSIFIED EQUITY FUND - CLASS A SHARES

                                                FOR THE                     FOR THE YEARS ENDED JUNE 30,
                                               SIX MONTHS   FOR THE PERIOD  ----------------------------
                                                 ENDED       JULY 1, 2005                                   FOR THE PERIOD
                                               MARCH 31,       THROUGH                                       DECEMBER 30,
                                                  2006       SEPTEMBER 30,                                  2002* THROUGH
                                              (UNAUDITED)+      2005**         2005              2004       JUNE 30, 2003
                                              ------------  --------------  ----------        ----------    --------------
PER SHARE DATA(1)(4):
   Net Asset Value, Beginning of Period        $  17.46       $  16.83       $  15.43          $  12.75      $   11.48
                                               --------       --------       --------          --------      ---------
   Income from Investment Operations:
     Net investment income                         0.05           0.01           0.09              0.06           0.03
     Net realized and unrealized gain on
       investments                                 1.07           0.63           1.40              2.65           1.26
                                               --------       --------       --------          --------      ---------
       Total gain from investment operations       1.12           0.64           1.49              2.71           1.29
                                               --------       --------       --------          --------      ---------
   Less Dividends:
     From net investment income                   (0.05)         (0.01)         (0.09)            (0.03)         (0.02)
     From realized gains                          (0.80)            --             --                --             --
                                               --------       --------       --------          --------      ---------
       Total dividends and distributions          (0.85)         (0.01)         (0.09)            (0.03)         (0.02)
                                               --------       --------       --------          --------      ---------
   Net Asset Value, End of Period              $  17.73       $  17.46       $  16.83          $  15.43      $   12.75
                                               ========       ========       ========          ========      =========

   Total Return on Net Asset Value                 6.62%(2)       3.81%(2)       9.66%            21.24%         11.26%(2)

SUPPLEMENTAL DATA AND RATIOS(4):
   Net assets, end of period (000's)           $ 10,199       $  9,451       $  8,842          $  7,392      $   6,454
   Ratio of net operating expenses to
     average net assets:
       Before waivers and recoveries               1.32%(3)       1.34%(3)       1.32%             1.27%          1.45%(3)
       After waivers and recoveries                1.26%(3)       1.38%(3)       1.30%             1.27%          1.45%(3)
   Ratio of net investment income to
     average net assets                            0.61%(3)       0.20%(3)       0.53%             0.42%          0.48%(3)
   Portfolio turnover rate(5)                     47.01%         20.08%        128.37%            97.51%           N/A

  *   Commencement of operations.
 **   The Fund's fiscal and tax year-end changed from June 30 to September 30.
  + On October 3, 2005, the Diversified Equity Fund was reorganized into the AHA Diversified Equity Fund, a newly established identical series of the CNI Charter Funds. See Note 1 in Notes to Financial Statements for additional information.
(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2)   Not annualized.
(3)   Annualized.
(4) For the period from December 30, 2002 through June 30, 2003, the per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of its Master Portfolio.
(5) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. For periods less than 1 year, portfolio turnover rate has not been annualized.

                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                      AHA SOCIALLY RESPONSIBLE EQUITY FUND --
                                                                                   CLASS I SHARES

                                                                  FOR THE            FOR THE PERIOD          FOR THE PERIOD
                                                             SIX MONTHS ENDED         JULY 1, 2005         JANUARY 3, 2005*
                                                              MARCH 31, 2006            THROUGH                 THROUGH
                                                               (UNAUDITED)+       SEPTEMBER 30, 2005**       JUNE 30, 2005
                                                             ----------------     --------------------     ----------------
PER SHARE DATA(1):
   Net Asset Value,
      Beginning of Period                                    $          10.28     $               9.70     $          10.00
                                                             ----------------     --------------------     -----------------
   Income from Investment Operations:
         Net investment income                                           0.06                     0.02                 0.05
         Net realized and unrealized gain (loss) on
            investments                                                  0.48                     0.58                (0.30)
                                                             ----------------     --------------------     ----------------
            Total gain (loss) from investment operations                 0.54                     0.60                (0.25)
                                                             ----------------     --------------------     ----------------
   Less Dividends:
         From net investment income                                     (0.06)                   (0.02)               (0.05)
         From realized gains                                            (0.05)                      --                   --
                                                             ----------------     --------------------     ----------------
            Total dividends and distributions                           (0.11)                   (0.02)               (0.05)
                                                             ----------------     --------------------     ----------------
   Net Asset Value, End of Period                            $          10.71     $              10.28     $           9.70
                                                             ================     ====================     ================
   Total Return on Net Asset Value                                       5.22%(2)                 6.20%(2)            (2.48)%(2)

SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (000's)                         $         23,001     $             21,795     $         20,510
   Ratio of net operating expenses to average net assets:
            Before waivers                                               1.13%(3)                 1.24%(3)             1.16%(3)
            After waivers                                                1.04%(3)                 1.15%(3)             1.12%(3)
   Ratio of net investment income to average net assets                  1.15%(3)                 0.90%(3)             1.43%(3)
   Portfolio turnover rate(4)                                           14.65%                    6.89%               47.56%

  *   Commencement of operations.
 **   The Fund's fiscal and tax year-end changed from June 30 to September 30.
  + On October 3, 2005, the Socially Responsible Equity Fund was reorganized into the AHA Socially Responsible Equity Fund, a newly established identical series of the CNI Charter Funds. See Note 1 in Notes to Financial Statements for additional information.
(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2)   Not annualized.
(3)   Annualized.
(4) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. For periods less than 1 year, portfolio turnover rate has not been annualized.

                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                             AHA SOCIALLY RESPONSIBLE EQUITY FUND --
                                                                          CLASS A SHARES

                                                                 FOR THE             FOR THE PERIOD
                                                             SIX MONTHS ENDED       AUGUST, 12, 2005*
                                                              MARCH 31, 2006             THROUGH
                                                              (UNAUDITED)+         SEPTEMBER 30, 2005
                                                            -----------------      ------------------
PER SHARE DATA(1):
   Net Asset Value,
      Beginning of Period                                   $           10.28      $            10.17
                                                            -----------------      ------------------

   Income from Investment Operations:
         Net investment income                                           0.05                    0.01
         Net realized and unrealized gain on investments                 0.47                    0.12
                                                            -----------------      ------------------
            Total gain from investment operations                        0.52                    0.13
                                                            -----------------      ------------------
   Less Dividends:
         From net investment income                                     (0.05)                  (0.02)
         From realized gains                                            (0.05)                     --
                                                            -----------------      ------------------
            Total dividends and distributions                           (0.10)                  (0.02)
                                                            -----------------      ------------------
   Net Asset Value, End of Period                           $           10.70      $            10.28
                                                            =================      ==================

   Total Return on Net Asset Value                                       5.03%(2)                1.27%(2)

SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (000's)                        $              53      $               15
   Ratio of net operating expenses to average net assets:
            Before waivers                                               1.38%(3)                1.69%(3)
            After waivers                                                1.29%(3)                1.43%(3)
   Ratio of net investment income to average net assets                  0.91%(3)                0.74%(3)
   Portfolio turnover rate(4)                                           14.65%                   6.89%

  *   Commencement of operations.
  + On October 3, 2005, the Socially Responsible Equity Fund was reorganized into the AHA Socially Responsible Equity Fund, a newly established identical series of the CNI Charter Funds. See Note 1 in Notes to Financial Statements for additional information.
(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2)   Not annualized.
(3)   Annualized.
(4) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. For periods less than 1 year, portfolio turnover rate has not been annualized.

                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
March 31, 2006 (Unaudited)

1. ORGANIZATION

The AHA Investment Funds (the "AHA Funds") are a series of CNI Charter Funds (the "Trust"), which is registered as an open-end management investment company under the Investment Company Act of 1940. The Trust was organized as a business trust under the laws of Delaware on October 28, 1996. Each of the AHA Funds commenced operations on October 3, 2005, the effective date of the reorganization of each corresponding series (each a "Predecessor Fund" and collectively the "Predecessor Funds") of AHA Investment Funds, Inc. (the "AHA Company"), a registered investment company organized on March 14, 1988 under the laws of Maryland. On May 17, 2005, the Board of Directors of the AHA Company approved the reorganization of the Predecessor Funds into the newly established corresponding AHA Fund series of the Trust.

The AHA Funds currently offer the following series of shares: the AHA Limited Maturity Fixed Income Fund ("Limited Maturity Fund"), the AHA Full Maturity Fixed Income Fund ("Full Maturity Fund"), the AHA Balanced Fund ("Balanced Fund"), the AHA Diversified Equity Fund (the "Diversified Fund"), the AHA
Socially Responsible Equity Fund (the "Socially Responsible Fund"), the AHA International Core Equity Fund ("International Fund") and the AHA U.S. Government Money Market Fund ("Money Market Fund") (each a "Fund" and, collectively, the "Funds"). As of March 31, 2006, the International Fund and the Money Market Fund had not commenced operations. The shares of common stock of the Funds are divided into two classes: Class A Shares and Institutional Class Shares. As of March 31, 2006, only the Institutional Class Shares of the currently operating Funds and the Class A Shares of the Limited Maturity Fund, the Full Maturity Fund, the Diversified Fund, and the Socially Responsible Fund had commenced operations.

Expenses related to the reorganization and reimbursements to the Advisor for reorganization related expenses will be incurred and paid by the Funds beginning October 3, 2005. These amounts are estimated at March 31, 2006 to be $132,890, $33,521, $19,231, $97,542 and $22,420 for the Limited Maturity Fund, Full Maturity Fund, Balanced Fund, Diversified Fund and Socially Responsible Fund, respectively.

The investment objectives of the Funds are set forth below.

LIMITED MATURITY FUND

Seeks a high level of current income, consistent with preservation of capital and liquidity. Invests primarily in high quality fixed income securities, issued or guaranteed by the government, and maintains an average dollar-weighted portfolio maturity of less than three years.

FULL MATURITY FUND

Seeks the highest level of income consistent with long-term preservation of capital. Invests primarily in high quality fixed income securities issued or guaranteed by the U.S. government, its agent or instrumentalities. There is no restriction on the minimum or maximum maturity of the securities purchased. The average dollar-weighted maturity will vary and may exceed 20 years.

BALANCED FUND

Seeks a combination of growth of capital and income. Invests varying proportions of its assets in equity and fixed income securities, with not less than 25 percent of total assets invested in fixed income securities.

DIVERSIFIED FUND

Seeks long-term capital growth. Invests primarily in equity securities of U.S. companies that are diversified among various industries and market sectors and securities having equity characteristics.

SOCIALLY RESPONSIBLE FUND

Seeks long-term capital growth. Invests primarily in equity securities whose issuers meet certain socially responsible criteria.

2. SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities

AHA INVESTMENT FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
March 31, 2006 (Unaudited)

traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Directors. The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Funds' Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

SECURITY TRANSACTIONS AND RELATED INCOME

Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recognized on the accrual basis. Securities transactions are recorded on the trade date. All discounts and premiums are amortized using the effective interest method for tax and financial reporting purposes.

ACCOUNTING FOR OPTIONS

The Funds may purchase and write (sell) put and call options on U.S. securities, stock indices, and futures contracts that are traded on U.S. securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that a Fund pays a premium whether or not the option is exercised. Additionally, a Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of an option is increased by premiums paid. The proceeds from securities sold through the exercise of an option is decreased by the premiums paid.

When a Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options, which expire unexercised, are recorded by the Fund on the expiration date as realized gains from option transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. In writing an option, a Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by a Fund could result in the Fund selling or buying a security or currency at a price different from the current market value. At March 31, 2006, there were no options held by the Funds.

REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements with respect to any of the types of securities in which they are authorized to invest without regard to the maturity of the underlying security. Repurchase agreements will be affected only with banks, savings institutions and broker-dealers. They involve the purchase by a Fund of a debt security with the condition that, after a stated period of time, the original seller will buy back the same security at a predetermined price or yield. Repurchase agreements are used to enhance liquidity and to earn income for periods as short as overnight. To minimize risk, the securities underlying each repurchase agreement will be maintained with the Fund's custodian, or a sub-custodian, in an amount at least equal in value to the repurchase price under the agreement (including accrued interest thereunder), and such agreements will only be affected with parties that meet certain creditworthiness standards. However, in the event the other party to the repurchase agreement fails to repurchase the securities subject to such agreement, a Fund could suffer a loss to the extent it is precluded from selling the securities or, if due to delays, proceeds from the same securities are less than the repurchase price.

AHA INVESTMENT FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
March 31, 2006 (Unaudited)

WHEN-ISSUED SECURITIES

The Funds may purchase securities on a when-issued or delayed delivery basis. Although the purchase amounts of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date. The Funds record purchases of when-issued securities and reflect the values of such securities in determining net asset value in the same manner as other portfolio securities. The Funds maintain at all times cash or other liquid assets in an amount at least equal to the amount of outstanding commitments for when-issued securities.

EXPENSE ALLOCATION

Common expenses incurred by the Funds are allocated among the Funds (i) based upon relative average daily net assets, (ii) as incurred on a specific identification basis, or (iii) equally among the Funds, depending on the nature of the expenditure.

CLASSES

Class-specific expenses are bourne by the class. Income, non class-specific expenses, and realized and unrealized gains/losses are allocated to the respective class on the basis of relative net asset value each day.

FUND DISTRIBUTIONS

The Limited Maturity Fund and the Full Maturity Fund declare and pay income dividends from net investment income monthly.

In the Balanced Fund, the Diversified Fund and the Socially Responsible Fund, dividends from net investment income are declared and paid quarterly. The Funds distribute any net realized capital gains at least annually.

3. INVESTMENT ADVISOR AND SUB-ADVISOR AGREEMENTS

The Funds have an Investment Advisory Agreement dated June 30, 2003 (the "Agreement") with CCM Advisors, LLC (the "Advisor"), an affiliate of City National Asset Management, Inc. ("CNAM"), with whom certain officers and directors of the Funds are affiliated, to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Funds compensate the Advisor for its management services at the annual rate of 0.50% of each Fund's average daily net assets for the Limited Maturity Fund and the Full Maturity Fund, and an annual rate of 0.75% of each Fund's average daily net assets for the Balanced Fund, Diversified Fund and the Socially Responsible Fund. Effective October 3, 2005, the Advisor lowered the expense cap on the Class I and A shares of the Limited Maturity Fund, Full Maturity Fund, Diversified Fund and the Socially Responsible Fund to 0.75%, 1.00%, 0.80%, 1.05%, 1.01%, 1.26%, 1.04% and 1.29%
from 1.00%,  1.25%,  1.00%,  1.25%,  1.25%, 1.50%, 1.25% and 1.50% respectively.
Through March 31, 2006, the Advisor had contractually agreed to pay all operating expenses in excess of the annual rates presented below as applied to each Fund's average daily net assets.

       Expense Cap (as a % of average daily net assets)

      Fund                          Class I     Class A
      -------------------------     -------     -------
      Limited Maturity Fund          0.75%       1.00%
      Full Maturity Fund             0.80%       1.05%
      Balanced Fund                  1.00%        N/A
      Diversified Fund               1.01%       1.26%
      Socially Responsible Fund      1.04%       1.29%

Under the terms of the Agreement, any Fund expenses waived or reimbursed by the Advisor may be recovered by the Advisor to the extent actual operating expenses for a subsequent period are less than the expense limitation caps at the time of the waiver or reimbursement. The Advisor intends to seek potential recovery of such amounts for a period of three years from the fiscal year in which such amounts were waived or reimbursed. During the six months ended March 31, 2006, the Advisor recovered no fees from the Funds. As of March 31, 2006, the Funds had the following balances, subject to potential recovery:

Fund                          Potential Amount of Recovery (000)    Expiration
-------------------------     ----------------------------------    ----------
Limited Maturity Fund                        $ 86                       2009
Full Maturity Fund                           $ 29                       2007
                                             $ --                       2008
                                             $ 15                       2009
Balanced Fund                                $ 12                       2007
                                             $ 15                       2008
                                             $ 29                       2009
Diversified Fund                             $  4                       2009
Socially Responsible Fund                    $ 17                       2009

AHA INVESTMENT FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
March 31, 2006 (Unaudited)

Prior to November 1, 2001, the Advisor was compensated for its services directly by the shareholders and not by the Funds pursuant to the Program Services Agreement it had with each shareholder, under which the Advisor provided asset allocation consulting and certain other services. The fees of the investment managers were paid by the Advisor. The Program Service Fee was equal to 0.50% of average daily net assets for the Full Maturity Fund and Limited Maturity Fund, and 0.75% of average daily net assets for the Balanced Fund and Diversified Fund. This service fee was reflected in the total return as disclosed in the financial highlights tables.

The Patterson Capital Corporation and CNAM act as the sub-advisors on behalf of the Limited Maturity Fund and are paid by the Advisor.

Baird Advisors and Boyd Watterson Asset Management, LLC act as sub-advisors on behalf of the Full Maturity Fund and are paid by the Advisor. Prior to October 3, 2005, Western Asset Management Company also acted as the sub-advisor on behalf of the Full Maturity Fund and was paid by the Advisor.

Baird Advisors, Cambiar Investors, LLC and Freeman Associates Investment Management LLC act as sub-advisors on behalf of the Balanced Fund and are paid by the Advisor.

Cambiar Investors, LLC and Freeman Associates Investment Management LLC act as sub-advisors on behalf of the Diversified Equity Fund and are paid by the Advisor.

SKBA Capital Management, LLC acts as the sub-advisor on behalf of the Socially Responsible Fund and is paid by the Advisor.

4.  ADMINISTRATION,   TRANSFER  AGENT,  DISTRIBUTION  AND  SHAREHOLDER  SERVICES
AGREEMENTS

Pursuant to an administration agreement (the "Agreement"), SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, acts as the AHA Funds Administrator. Effective with the reorganization into the CNI Charter Funds on October 3, 2005, under the terms of the Agreement dated April 1, 1999, as amended January 1, 2005, the Administrator is entitled to receive an annual fee of 0.065% of aggregate average daily net assets of the Trust not exceeding $2.5 billion, 0.045% of aggregate average daily net assets of the Trust exceeding $2.5 billion but not exceeding $5 billion, and 0.025% of aggregate average daily net assets of the Trust exceeding $5 billion. Prior to October 3, 2005, under the terms of the Agreement dated April 8, 2005, the Administrator was entitled to receive an annual fee equal to the greater of $250,000 or 0.10% of aggregate average daily net assets of the AHA Funds.

The AHA Funds have adopted a Rule 12b-1 Distribution Plan ("the Plan") with respect to Class A Shares that allows each Fund to pay distribution and servicing fees. SEI Investments Distribution Co. (the "Distributor"), as compensation for its services under the Plan, receives a distribution fee, computed daily and paid monthly, at the annual rate of 0.25% of the average daily net assets of the Class A Shares of each Fund.

Citigroup Fund Services, LLC (formerly, Forum Shareholder Services, LLC) serves as sub-transfer Agent for the AHA Funds whereby they provide services at an annual rate of $14,000 per share class.

Wachovia Bank, N.A. serves as Custodian for the Trust. The Custodian plays no role in determining the investment policies of the AHA Funds or which securities are to be purchased or sold by the AHA Funds.

The AHA Funds have also adopted a Shareholder Servicing Plan that permits payment of compensation to independent entities to perform account maintenance and shareholder servicing to Class I shareholders. The fee for these services ranges from 0.10% of the average daily net assets of the Fund's shares held by the agent for the Fund's fixed income products up to 0.20% of the average daily net assets of the Fund's shares held by the Fund's agent for the equity products.

Certain officers of the CNI Charter Funds Trust (the "Trust") are also officers of the Advisor, the Administrator and/or the Distributor. Such officers are paid no fees by the Trust or the AHA Funds for serving as officers of the Funds.

5. FEDERAL INCOME TAXES

It is the Funds' policy to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and the Funds intend to distribute investment company net taxable income and net capital gains to shareholders. Therefore, no Federal income tax provision is required.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations, which may differ from accounting principles generally accepted in the United States. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to paid-in-capital, undistributed net investment income (loss), or accumulated net realized gain (loss), as appropriate, in the period that the differences arise.

AHA INVESTMENT FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
March 31, 2006 (Unaudited)

The tax character of dividends and distributions declared during the periods ended September 30, 2005, June 30, 2005 and June 30, 2004 are shown below (000's):

                                   Ordinary Income             Long-Term Capital Gain                 Total
                            -----------------------------   ---------------------------   --------------------------
                            September     June      June    September    June     June    September  June     June
                               2005       2005      2004       2005      2005     2004       2005    2005     2004
                            --------   -------   -------   ---------   ------   ------   -------- --------  --------
Limited Maturity Fund         $ 704     $ 2,965 * $ 2,270      $ --      $ 168    $ --      $ 704  $ 3,133   $ 2,270
Full Maturity Fund              277       1,141     1,067        --        239     245        277    1,380     1,312
Balanced Fund                    75         301       232        --         --      --         75      301       232
Diversified Fund                103         652       441        --         --      --        103      652       441
Socially Responsible Fund        45         109        --        --         --      --         45      109        --

* Includes tax return of capital of less than $1 (000's).

As of September 30, 2005, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows (000's):

                                                                                                               Total
                                                                                 Net                       Distributable
                            Undistributed   Undistributed      Capital        Unrealized        Other         Earnings
                               Ordinary       Long-Term          loss        Appreciation     Temporary     (Accumulated
                                Income       Capital Gain   Carryforwards   (Depreciation)   Differences      Losses)
                            -------------   -------------   -------------   --------------   -----------   -------------
Limited Maturity Fund           $ 216          $    --         $ (914)         $ (1,393)       $ (216)       $ (2,307)
Full Maturity Fund                185               85            (65)              155            91             269
Balanced Fund                     305              740             --             1,501            --           2,546
Diversified Fund                    5            3,584             --            10,627            --          14,216
Socially Responsible Fund         109               --             --               979            --           1,088

For tax purposes, the losses in the Funds can be carried forward for a maximum of eight years to offset any future net realized capital gains. At September 30, 2005, the breakdown of capital loss carryforwards was as follows (000's):

                                       Expiring
                                 2012            2013           Total
                                ------          ------         ------
Limited Maturity Fund           $   76          $  838         $  914
Full Maturity Fund                  --              65             65

The Federal tax cost, the aggregate gross unrealized appreciation on securities, the aggregate gross unrealized depreciation on securities and the net unrealized appreciation/(depreciation) for tax purposes at March 31, 2006 for each of the Funds were as follows (000's):

                                          Aggregate      Aggregate
                                            Gross          Gross      Net Unrealized
                             Federal     Unrealized     Unrealized     Appreciation
                             Tax Cost   Appreciation   Depreciation   (Depreciation)
                            ---------   ------------   ------------  ---------------
Limited Maturity Fund       $  69,442     $      1       $ (1,057)       $ (1,056)
Full Maturity Fund             33,548          165           (607)           (442)
Balanced Fund                  17,917        1,721           (287)          1,434
Diversified Fund              103,181       13,563         (1,903)         11,660
Socially Responsible Fund      21,867        2,333           (532)          1,801

AHA INVESTMENT FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
March 31, 2006 (Unaudited)

6. CAPITAL SHARE TRANSACTIONS (000'S):

The Funds have 700,000,000 shares of beneficial interest, with $.01 par value, authorized. The share transactions for the six months ended March 31, 2006, the three months ended September 30, 2005 and the year ended June 30, 2005 are as follows:

                           LIMITED MATURITY FUND             FULL MATURITY FUND                  BALANCED FUND
                      ------------------------------   ------------------------------   ------------------------------
                      03/31/06   09/30/05   06/30/05   03/31/06   09/30/05   06/30/05   03/31/06   09/30/05   06/30/05
                      --------   --------   --------   --------   --------   --------   --------   --------   --------
Class I
   Shares sold              32         40      1,243        279         12        476         --         --         --
   Shares issued in
     reinvestment
     of dividends           69         36        176         31         11         63          6         --          1
   Shares redeemed      (4,193)    (1,554)    (4,286)      (342)        --       (282)        --         --         (5)
                      --------   --------   --------   --------   --------   --------   --------   --------   --------
   Total Net change     (4,092)    (1,478)    (2,867)       (32)        23        257          6         --         (4)
                      ========   ========   ========   ========   ========   ========   ========   ========   ========

Class A
   Shares sold              --         --        100          1         --          3         --         --         --
   Shares issued in
     reinvestment
     of dividends            1         --          1         --         --         --         --         --         --
   Shares redeemed         (61)       (23)        --         --         --         --         --         --         --
                      --------   --------   --------   --------   --------   --------   --------   --------   --------
   Total Net change        (60)       (23)       101          1         --          3         --         --         --
                      ========   ========   ========   ========   ========   ========   ========   ========   ========

                                                                   SOCIALLY
                             DIVERSIFIED FUND                  RESPONSIBLE FUND
                      ------------------------------   --------------------------------
                      03/31/06   09/30/05   06/30/05   03/31/06   09/30/05   06/30/05 *
                      --------   --------   --------   --------   --------   ----------
Class I
   Shares sold           1,450         57        538        106         46        2,159
   Shares issued in
     reinvestment
     of dividends          171          5         31         21          5           11
   Shares redeemed        (566)      (241)      (138)       (99)       (45)         (56)
                      --------   --------   --------   --------   --------   ----------
   Total Net change      1,055       (179)       431         28          6        2,114
                      ========   ========   ========   ========   ========   ==========

Class A**
   Shares sold              36         23         71          3          2           --
   Shares issued in
     reinvestment
     of dividends           25         --          2         --         --           --
   Shares redeemed         (27)        (7)       (27)        --         --           --
                      --------   --------   --------   --------   --------   ----------
   Total Net change         34         16         46          3          2           --
                      ========   ========   ========   ========   ========   ==========

*  Fund commenced operations on January 3, 2005.

** Class A shares for the Socially  Responsible  Fund were  offered  starting
   August 12, 2005.

AHA INVESTMENT FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
March 31, 2006 (Unaudited)

7. SECURITIES TRANSACTIONS

Purchases and sales of investment securities, other than short-term investments and options, for the six months ended March 31, 2006 were as follows:

                                 Purchases (000's)              Sales (000's)
                            --------------------------   --------------------------
                            U.S. Government     Other    U.S. Government     Other
                            ---------------   --------   ---------------   --------
Limited Maturity Fund           $ 33,687      $ 12,787       $ 34,914      $ 52,211
Full Maturity Fund                14,878         5,560         11,928         4,824
Balanced Fund                        931         4,637          1,320         5,309
Diversified Fund                      --        54,134             --        44,748
Socially Responsible Fund             --         3,426             --         3,120

8. SECURITIES LENDING

The Custodian serves as the AHA Funds' securities lending agent. Certain Funds lend their securities to approved brokers to earn additional income and receive cash and/or securities as collateral to secure the loans. Income the Funds earned on securities purchased with cash collateral is reflected on the statements of operations. Collateral was maintained at not less than 102% of the value of loaned securities. If cash collateral is received, a related liability is shown on the statement of net assets. Although the risk of lending is mitigated by the collateral, a Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them. There was no loss of income or value reported for the securities on loan for the six months ended March 31, 2006.

9. INVESTMENT RISKS

In the normal course of business, the AHA Funds enter into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

AHA INVESTMENT FUNDS
--------------------------------------------------------------------------------
APPROVAL OF SUB-ADVISORY AGREEMENT (UNAUDITED)

The Board of Trustees of CNI Charter Funds (the "Trust") is comprised of four Trustees, all of whom are independent of the Trust's investment advisers and sub-advisers. During the six months ended March 31, 2006, the Board of Trustees approved the proposed sub-advisory agreement (the "Agreement") between CCM
Advisors, LLC ("CCMA") and Boyd Watterson Asset Management, LLC ("Boyd Watterson") with respect to the AHA Full Maturity Fixed Income Fund (the "AHA Full Maturity Fund").

GENERAL INFORMATION

The following information summarizes the Board's considerations associated with its approval of the Agreement. In connection with their deliberations, the Board considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. As described below, the Board considered the nature, quality and extent of the investment advisory and administrative services to be performed by Boyd Watterson. In considering these matters, the Board discussed the approval of the Agreement with management and in private sessions with counsel at which no representatives of CCMA or Boyd Watterson were present.

The Board reviewed extensive materials regarding Boyd Watterson's investment results, advisory fee comparisons, financial and profitability information, descriptions of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel who would be providing investment management and administrative services to the AHA Full Maturity Fund.

In deciding to approve the Agreement, the Board did not identify a single factor as controlling and this summary does not describe all of the matters considered. However, the Board concluded that each of the various factors referred to below favored such approval.

NATURE, EXTENT AND QUALITY OF SERVICES

In reviewing the services proposed to be provided by Boyd Watterson, the Board considered a variety of matters, including the background, education and experience of its key portfolio management and operational personnel; its overall financial strength and stability, as well as that of its parent company; its regulatory compliance systems and procedures; its resources and related efforts to retain, attract and motivate capable personnel to serve the AHA Full Maturity Fund; and the overall general quality and depth of its organization and that of its parent. The Board also reviewed Boyd Watterson's investment philosophy and processes as well as brokerage, trading and soft dollar practices.

INVESTMENT PERFORMANCE

The Board assessed the performance of Boyd Watterson's high quality fixed income product, noting that the product's return for the five-year period ended September 30, 2005 was higher than the return of the Lehman Government/Credit Intermediate Index. The Board also noted that Boyd Watterson's high quality fixed income product ranked in the upper 30th percentile of the universe of comparable intermediate fixed income managers selected by the M-Search(r) Investment Manager Database System for the one- and five-year periods ended September 30, 2005.

ADVISORY FEES

The Board reviewed information regarding the advisory fees to be charged by Boyd Watterson and noted that Boyd Watterson would charge the same fees as those previously charged by the previous sub-adviser to the portion of the Fund to be managed by Boyd Watterson, which were lower than Boyd Watterson's standard fee schedule for institutional clients. They also noted that CCMA pays the AHA Full Maturity Fund's sub-advisory fees out of CCMA's advisory fee. The Board also considered that although Boyd Watterson's fee schedule had no breakpoints, the Fund's asset levels were not so substantial that they would lead to significant economies of scale.

The Board also reviewed information prepared by Boyd Watterson relating to its projected costs and profits with respect to the AHA Full Maturity Fund, as well as the methodologies used to determine and allocate such costs to its management of the Fund. The Board noted that neither Boyd Watterson nor its affiliates would receive benefits other than investment advisory fees as a result of its relationship with the Fund, except the intangible benefits of the favorable publicity arising in connection with the Fund's performance.

CONCLUSION

Based on its review, including its consideration of each of the factors referred to above, the Board concluded that the Agreement would represent fair and reasonable compensation in light of the nature and quality of the services proposed to be provided by Boyd Watterson to the AHA Full Maturity Fund and its shareholders.

AHA INVESTMENT FUNDS
--------------------------------------------------------------------------------
ADDITIONAL DISCLOSURE

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds' Form N-Q is available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC.
Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to the Funds' portfolio securities, and information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 is available without charge, upon request, by calling 1-800-445-1341 and on the Securities and Exchange Commission's website at www.sec.gov.

                  ---------------------------------------------
                               AHA INVESTMENT FUNDS
                       190 SOUTH LASALLE STREET, SUITE 2800
                             CHICAGO, ILLINOIS 60603
                                  1-800-445-1341
                  ---------------------------------------------

                  INVESTMENT ADVISOR
                  CCM Advisors, LLC
                  190 South LaSalle Street, Suite 2800
                  Chicago, Illinois 60603

                  ADMINISTRATOR
                  SEI Investments Global
                  Funds Services
                  One Freedom Valley Drive
                  Oaks, Pennsylvania 19456

                  SUB-TRANSFER AGENT AND
                  DIVIDEND DISBURSEMENT AGENT
                  Citigroup Fund Services, LLC
                  (formerly, Forum Shareholder Services, LLC)
                  Two Portland Square
                  Portland, Maine 04101

                  CUSTODIAN
                  Wachovia Bank, N.A.
                  123 S. Broad Street
                  Philadelphia, Pennsylvania 19109

                  LEGAL COUNSEL
                  Paul Hastings, Janofsky & Walker LLP
                  515 South Flower Street
                  Twenty-Fifth Floor
                  Los Angeles, California 90071

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                  KPMG LLP
                  Suite 2000
                  355 South Grand Avenue
                  Los Angeles, California 90071

                  DISTRIBUTOR
                  SEI Investments Distribution Co.
                  One Freedom Valley Drive
                  Oaks, Pennsylvania 19456

              [LOGO]
    AMERICAN HOSPITAL ASSOCIATION

a tobacco-free investment                            CNI CHARTER FUNDS(SM)[LOGO]

CNI-SA-003-0100

ITEM 2.   CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.   SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

CNI Charter Funds (the "Fund") has adopted the following procedures by which shareholders may recommend nominees to the Fund's Board of Trustees. The Fund has a Nominating Committee comprised solely of persons who are not considered "interested persons" of the Fund within the meaning of the Investment Company Act of 1940. The Committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Trustees. While the Committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board, so long as the shareholder or shareholder group submitting a proposed nominee: (a) beneficially owns more than 5% of the Fund's voting shares and has held such shares continuously for two years, and (b) is not an adverse holder. No eligible shareholder or shareholder group may submit more than one independent Board member nominee each year. Such suggestions must be sent in writing to the Fund 's Secretary, and must be accompanied by the shareholder's contact information, the nominee's contact information and number of Fund shares owned by the nominee, all information regarding the nominee that would be required to be disclosed in solicitations of proxies for elections of directors required under the Securities Exchange Act of 1934, and a notarized letter from the nominee stating his or her intention to serve as a nominee and be named in the Fund's proxy statement, if so designated by the Committee and the Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.







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                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                            CNI Charter Funds

                                        /s/ Vernon C. Kozlen
By (Signature and Title)*               ----------------------------------------
                                        Vernon C. Kozlen, President & CEO

Date May 25, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                        /s/ Vernon C. Kozlen
By (Signature and Title)*               ----------------------------------------
                                        Vernon C. Kozlen, President & CEO

Date May 25, 2006

                                        /s/ Eric Kleinschmidt
By (Signature and Title)*               ----------------------------------------
                                        Eric Kleinschmidt, Controller and COO

Date May 25, 2006

* Print the name and title of each signing officer under his or her signature.